As filed with the Securities and Exchange Commission on April 28, 2000



                                                              File No. 33-65409
                                                              File No. 811-07299

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                         Pre-effective Amendment No. (_)


                      Post-effective Amendment No. 4 (X)


                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (_)
                         Pre-effective Amendment No. (_)


                      Post-effective Amendment No. 10 (X)


                        (Check appropriate box or boxes)

                      ------------------------------------

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:


                                 1-800-789-6771


--------------------------------------------------------------------------------
                             Mark F. Muething, Esq.


             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)


                                    Copy to:


                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                 P. O. Box 5423
                           Cincinnati, Ohio 45201-5423
--------------------------------------------------------------------------------


It is proposed that this filing will become effective:

[_]  Immediately upon filing pursuant to Rule 485(b)


[X]  On May 1, 2000 pursuant to Rule 485(b)


[_]  60 days after filing pursuant to Rule 485(a)(1)
[_]  On___________  pursuant to Rule 485(a)(1)
[_]  75 days after filing pursuant to Rule 485 (a)(2)
[_]  On pursuant to Rule 485(a)(2)

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)


                                   (33-65409)


                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4


                                     PART A


      Item of Form N-4                                         Prospectus Caption
      ----------------                                         ------------------
1.    Cover Page..........................................     Cover Page

2.    Definitions.........................................     Definitions; Glossary of Financial Terms

3.    Synopsis............................................     Overview

4.    Condensed Financial Information

      (a) Accumulation Unit Values........................     Condensed Financial Information

      (b) Performance Data................................     Performance Information

      (c) Financial Statements............................     Financial Statements

5.    General Description of Registrant, Depositor and
      Portfolio  Companies

      (a)     Depositor...................................     Annuity Investors Life Insurance Company(R)

      (b)     Registrant..................................     The Separate Account

      (c)     Portfolio Companies.........................     The Portfolios

      (d)     Portfolio Prospectuses......................     The Portfolios

      (e)     Voting Rights...............................     Voting Rights

6.    Deductions and Expenses

      (a)     General.....................................     Charges and Deductions

      (b)     Sales Load %................................     Contingent Deferred Sales Charge

      (c)     Special Purchase Plan.......................     Contingent Deferred Sales Charge

      (d)     Commissions.................................     AAG Securities, Inc.


33-65409


      (e)     Portfolio Expenses..........................     Fee Table

      (f)     Operating Expenses..........................     Fee Table

7.    Contracts
      (a)     Persons with Rights.........................     Persons with Rights Under a Contract; Voting
                                                               Rights
      (b)(i)  Allocation of Premium  Payments.............     Purchase Payments

        (ii)  Transfers...................................     Transfers

       (iii)  Exchanges ..................................     Additions, Deletions or Substitutions

      (c)     Changes.....................................     Not Applicable

      (d)     Inquiries...................................     How Do I Contact the Company

8.    Annuity Period......................................     Benefit Payment Period

9.    Death Benefit.......................................     Death Benefit

10.   Purchases and Contract Values
      (a)     Purchases...................................     Purchase Payments; Investment Options--Allocations


      (b)     Valuation...................................     Account Value; Definitions; Glossary of Financial
                                                               Terms
      (c)     Daily Calculation...........................     Account Value; Accumulation Units; Definitions;
                                                               Glossary of Financial Terms


      (d)     Underwriter.................................     AAG Securities, Inc.

11.   Redemptions
      (a)     By Owner....................................     Surrenders

              By Annuitant................................     Not Applicable

      (b)     Texas ORP...................................     Texas Optional Retirement Program

      (c)     Check Delay.................................     Surrenders

      (d)     Free Look...................................     Right to Cancel

12.   Taxes...............................................     Federal Tax Matters

13.   Legal Proceedings...................................     Legal Proceedings

14.   Table of Contents for the Statement of Additional
      Information.........................................     Statement of Additional Information



33-65409

                                     PART B


                                                                   Statement of Additional
      Item of Form N-4                                             Information Caption
      ----------------                                             -------------------
15.   Cover Page..............................................     Cover Page

16.   Table of Contents.......................................     Table of Contents

17.   General Information and History.........................     General Information and History

18.   Services
      (a)     Fees and Expenses of Registrant.................     (Prospectus)  Fee Table

      (b)     Management Contracts............................     Not Applicable

      (c)     Custodian.......................................     Not Applicable

              Independent Auditors............................     Experts

      (d)     Assets of Registrant............................     Not Applicable

      (e)     Affiliated Person...............................     Not Applicable

      (f)     Principal Underwriter...........................     Not Applicable

19.   Purchase of Securities Being Offered....................     (Prospectus) AAG Securities, Inc.

      Offering Sales Load.....................................     (Prospectus) Contingent Deferred Sales Charge

20.   Underwriters............................................     AAG Securities, Inc.

21.   Calculation of Performance Data
      (a)     Money Market Funded Sub-Accounts................     Money Market Sub-Account Standardized Yield
                                                                   Calculation
      (b)     Other Sub-Accounts..............................     Not Applicable

22.   Annuity Payments........................................     (Prospectus) Fixed Dollar Benefit;
                                                                   Variable Dollar Benefit; (SAI) Benefit
                                                                   Units--Transfer Formulas

23.   Financial Statements....................................     Financial Statements



33-65409

                                     PART C


      Item of Form N-4                                             Part C Caption
      ----------------                                             --------------
24.   Financial Statements and Exhibits.......................     Financial Statements and Exhibits

      (a)     Financial Statements............................     Financial Statements

      (b)     Exhibits........................................     Exhibits

25.   Directors and Officers of the Depositor.................     Directors and Officers of Annuity Investors Life
                                                                   Insurance Company(R)

26.   Persons Controlled By or Under Common Control With the       Persons Controlled By Or Under Common
      Registrant..............................................     Control With the Depositor or Registrant

27.   Number of Owners........................................     Number of Owners

28.   Indemnification.........................................     Indemnification

29.   Principal Underwriters..................................     Principal Underwriter

30.   Location of Accounts and
      Records ................................................     Location of Accounts and Records

31.   Management Services.....................................     Management Services

32.   Undertakings............................................     Undertakings

      Signature Page..........................................     Signature Page



33-65409

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES


                                                                     May 1, 2000

This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity Investors(R) Variable Account A (the "Separate Account"). The Contracts currently offer 21 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

         Janus Aspen Series (4 Portfolios)
              -Aggressive Growth Portfolio
              -Worldwide Growth Portfolio
              -Balanced Portfolio
              -Capital Appreciation Portfolio

         Dreyfus Variable Investment Fund (3 Portfolios)
              -Appreciation Portfolio
              -Growth and Income Portfolio
              -Small Cap Portfolio

         The Dreyfus Socially Responsible Growth Fund, Inc.

         Dreyfus Stock Index Fund

         Strong Opportunity Fund II, Inc.

         Deutsche Asset Management VIT Funds (3 Portfolios)
              Deutsche VIT EAFE(R) Equity Index Fund
              Deutsche VIT Equity 500 Index Fund
              Deutsche VIT Small Cap Index Fund

         Merrill Lynch Variable Series Funds, Inc. (4 Portfolios)
              -Basic Value Focus Fund
              -Global Strategy Focus Fund
              -High Current Income Fund
              -Domestic Money Market Fund

         The Universal Institutional Funds, Inc. (2 Portfolios)
              Morgan Stanley UIF, Inc.-Fixed Income Portfolio
              Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio

         PBHG Insurance Series Fund, Inc. (2 Portfolios)
              -PBHG Growth II Portfolio
              -PBHG Technology & Communications Portfolio


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 2000, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

     o    The Contracts are Not FDIC or NCUSIF Insured

     o The Contracts are Obligations of the Company and Not of the Bank or Credit Union

     o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts

     o    The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



                                                                                       Page
                                                                                       ----
DEFINITIONS..............................................................................4
OVERVIEW.................................................................................5
   What is the Separate Account?.........................................................5
   What Are the Contracts?...............................................................5
   How Do I Purchase or Cancel a Contract?...............................................5
   Will Any Penalties or Charges Apply If I Surrender a Contract?........................5
   What Other Charges and Deductions Apply to the Contract?..............................5
   How Do I Contact the Company?.........................................................5
FEE TABLE................................................................................6
   Owner Transaction Expenses............................................................6
   Separate Account Annual Expenses......................................................6
   Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/99(1)....6
   Examples..............................................................................8
CONDENSED FINANCIAL INFORMATION..........................................................9
   Financial Statements.................................................................10
   Performance Information..............................................................11
     Yield Data.........................................................................11
     Total Return Data..................................................................11
     Other Performance Measures.........................................................11
THE PORTFOLIOS..........................................................................12
   Janus Aspen Series...................................................................12
   Dreyfus Portfolios...................................................................13
   Strong Opportunity Fund II, Inc......................................................14
   Deutsche Asset Management VIT Funds..................................................14
   Merrill Lynch Variable Series Fund, Inc..............................................15
   The Universal Institutional Funds, Inc...............................................16
   PBHG Insurance Series Fund, Inc......................................................16
   Additions, Deletions, or Substitutions...............................................17
   Voting Rights........................................................................17
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).............................................18
THE SEPARATE ACCOUNT....................................................................18
AAG SECURITIES, INC.....................................................................18
CHARGES AND DEDUCTIONS..................................................................19
   Charges and Deductions By the Company................................................19
     Contingent Deferred Sales Charge ("CDSC")..........................................19
     Contract Maintenance Fee...........................................................20
     Transfer Fee.......................................................................20
     Administration Charge..............................................................20
     Mortality and Expense Risk Charge..................................................21
     Premium Taxes......................................................................21
     Discretionary Waivers of Charges...................................................21
   Expenses of the Portfolios...........................................................21
THE CONTRACTS...........................................................................22
   Right to Cancel......................................................................22
   Persons With Rights Under a Contract.................................................22
ACCUMULATION PERIOD.....................................................................23


   Account Statements...................................................................23
   Account Value........................................................................23
   Purchase Payments....................................................................24
   Investment Options--Allocations......................................................24
   Transfers............................................................................25
   Surrenders...........................................................................27
   Contract Loans.......................................................................28
   Termination..........................................................................28
BENEFIT PAYMENT PERIOD..................................................................29
   Annuity Benefit......................................................................29
   Death Benefit........................................................................29
   Settlement Options...................................................................29
     Form of Settlement Option..........................................................30
     Calculation of Fixed Dollar Benefit Payments.......................................30
     Calculation of Variable Dollar Benefit Payments....................................31
FEDERAL TAX MATTERS.....................................................................32
   Tax Deferral On Annuities............................................................32
   Tax-Qualified Plans..................................................................33
     Individual Retirement Annuities....................................................33
     Roth IRAs..........................................................................33
     Tax-Sheltered Annuities............................................................33
     Texas Optional Retirement Program..................................................33
     Pension and Profit Sharing Plans...................................................33
     Governmental Deferred Compensation Plans...........................................33
   Nonqualified Deferred Compensation Plans.............................................33
   Summary of Income Tax Rules..........................................................34
GLOSSARY OF FINANCIAL TERMS.............................................................35
THE REGISTRATION STATEMENT..............................................................36
OTHER INFORMATION.......................................................................36
   Legal Proceedings....................................................................36
STATEMENT OF ADDITIONAL INFORMATION.....................................................37

DEFINITIONS

================================================================================

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.


Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 35 of this prospectus for an explanation of how Accumulation Unit Values are calculated.


Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.


Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 35 of this prospectus for an explanation of how Benefit Unit Values are calculated.


Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.


Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page 35 of this prospectus for an explanation of how the Net Investment Factor is calculated.


Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW

================================================================================

What is the Separate Account?

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?


The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page 32 of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 21 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.


During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?


The requirements to purchase a Contract are explained in The Contracts section beginning on page 22 of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel is described in the Right to Cancel Section on page 22 of this prospectus.


Will Any Penalties or Charges Apply If I Surrender a Contract?


A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page 27 of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page 32 of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.


What Other Charges and Deductions Apply to the Contract?


Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page 19 of this prospectus:


o    a transfer fee for certain transfers between investment options;

o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;

o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived); and

o    premium taxes in some States (where taxes apply, they may never be waived).


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1999 are included in the Fee Table on page 6 of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


How Do I Contact the Company?


Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the owner's name.

FEE TABLE

================================================================================

Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (applies to purchase payments only)              7%
Transfer Fee (applies to transfers in excess of 12 in any contract year)             $   25
Annual Contract Maintenance Fee (not assessed against fixed account options)         $   25

Separate Account Annual Expenses
(As a percentage of the average value of the owner's interest in the Sub Accounts)

Mortality and Expense Risk Charge                                                      1.25%
Administration Charge                                                                  0.00%
                                                                                     ------
Total Separate Account Annual Expenses                                                 1.25%

Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/99 (1)
(As a percentage of Portfolio average net assets)



Sub-Account
                                                                  Management    Other      Total
                                                                     Fees      Expenses   Expenses
---------------------------------------------------------------   ----------   --------   --------
Janus A.S.-Aggressive Growth Portfolio(2)                            0.65         0.02      0.67
Janus A.S.-Worldwide Growth Portfolio(2)                             0.65         0.05      0.70
Janus A.S.-Balanced Portfolio(2)                                     0.65         0.02      0.67
Janus A.S.-Capital Appreciation Portfolio(2)                         0.65         0.04      0.69
Dreyfus V.I.F.-Appreciation Portfolio                                0.75         0.03      0.78
Dreyfus V.I.F.-Growth and Income Portfolio                           0.75         0.04      0.79
Dreyfus V.I.F.-Small Cap Portfolio                                   0.75         0.03      0.78
The Dreyfus Socially Responsible Growth Fund, Inc.                   0.75         0.04      0.79
Dreyfus Stock Index Fund                                             0.25         0.01      0.26
Strong Opportunity Fund II, Inc.                                     1.00         0.14      1.14
Deutsche VIT EAFE(R)Equity Index Fund                                0.26         0.39      0.65
Deutsche VIT Equity 500 Index Fund                                   0.14         0.16      0.30
Deutsche VIT Small Cap Index Fund                                    0.13         0.32      0.45
Merrill Lynch V.S.F.-Basic Value Focus Fund                          0.60         0.06      0.66
Merrill Lynch V.S.F.-Global Strategy Focus Fund                      0.65         0.08      0.73
Merrill Lynch V.S.F.-High Current Income Fund                        0.50         0.02      0.52
Merrill Lynch V.S.F.-Domestic Money Market Fund                      0.50         0.05      0.55
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                      0.14         0.56      0.70
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                  0.00         1.10      1.10
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio            0.85         0.35      1.20
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio        0.85         0.24      1.09

The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page 19 of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.


================================================================================


(1) Data for each Portfolio are for its fiscal year ended December 31, 1999. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fees and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.


(2) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Janus Aspen Portfolios.



Sub-Account                                                      Management     Other        Total
                                                                    Fees       Expenses     Expenses
-------------------------------------------------------------   -----------    --------     --------
Janus A.S.-Aggressive Growth Portfolio(2)                           0.65         0.02         0.67
Janus A.S.-Worldwide Growth Portfolio(2)                            0.65         0.05         0.70
Janus A.S.-Balanced Portfolio(2)                                    0.65         0.02         0.67
Janus A.S.-Capital Appreciation Portfolio(2)                        0.65         0.04         0.69
Dreyfus V.I.F.-Appreciation Portfolio                               0.75         0.03         0.78
Dreyfus V.I.F.-Growth and Income Portfolio                          0.75         0.04         0.79
Dreyfus V.I.F.-Small Cap Portfolio                                  0.75         0.03         0.78
The Dreyfus Socially Responsible Growth Fund, Inc.                  0.75         0.04         0.79
Dreyfus Stock Index Fund                                            0.25         0.01         0.26
Strong Opportunity Fund II, Inc.                                    1.00         0.14         1.14
Deutsche VIT EAFE(R)Equity Index Fund                               0.45         0.69         1.15
Deutsche VIT Equity 500 Index Fund                                  0.20         0.23         0.43
Deutsche VIT Small Cap Index Fund                                   0.35         0.83         1.18
Merrill Lynch V.S.F.-Basic Value Focus Fund                         0.60         0.06         0.66
Merrill Lynch V.S.F.-Global Strategy Focus Fund                     0.65         0.08         0.73
Merrill Lynch V.S.F.-High Current Income Fund                       0.50         0.02         0.52
Merrill Lynch V.S.F.-Domestic Money Market Fund                     0.50         0.05         0.55
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                     0.40         0.56         0.96
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                 0.80         1.10         1.90
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio           0.85         0.35         1.20
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio       0.85         0.24         1.09


Examples                                                                 Example #1--Assuming Surrender

                                                                 If the owner  surrenders  his or her  Contract at the
                                                                 end of the  applicable  time  period,  the  following
                                                                 expenses would be charged on a $1,000 investment:

---------------------------------------------------------------- ------------------------------------------------------
Sub-Account                                                         1 Year         3 Years       5 Years     10 Years
---------------------------------------------------------------- -------------- -------------- ------------ -----------
Janus A.S.-Aggressive Growth Portfolio                               $91             $117         $151        $293
Janus A.S.-Worldwide Growth Portfolio                                $91             $118         $152        $297
Janus A.S.-Balanced Portfolio                                        $91             $117         $151        $293
Janus A.S.-Capital Appreciation Portfolio                            $91             $118         $152        $295
Dreyfus V.I.F.-Appreciation Portfolio                                $92             $121         $157        $307
Dreyfus V.I.F.-Growth and Income Portfolio                           $92             $121         $157        $308
Dreyfus V.I.F.-Small Cap Portfolio                                   $92             $121         $157        $307
The Dreyfus Socially Responsible Growth Fund, Inc.                   $92             $121         $157        $308
Dreyfus Stock Index Fund                                             $86             $104         $127        $237
Strong Opportunity Fund II, Inc.                                     $95             $132         $177        $354
Deutsche VIT EAFE(R)Equity Index Fund                                $90             $116         $149        $290
Deutsche VIT Equity 500 Index Fund                                   $87             $105         $129        $242
Deutsche VIT Small Cap Index Fund                                    $88             $110         $138        $263
Merrill Lynch V.S.F.-Basic Value Focus Fund                          $91             $117         $150        $291
Merrill Lynch V.S.F.-Global Strategy Focus Fund                      $91             $119         $154        $301
Merrill Lynch V.S.F.-High Current Income Fund                        $89             $112         $142        $272
Merrill Lynch V.S.F.-Domestic Money Market Fund                      $89             $113         $144        $277
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                      $91             $118         $152        $297
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                  $95             $131         $175        $349
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio            $96             $134         $181        $361
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio        $95             $131         $174        $347


Examples                                                               Example #2--Assuming No Surrender

                                                                  If  the  owner  does  not  surrender  his  or her
                                                                  Contract,  or if it is annuitized,  the following
                                                                  expenses would be charged on a $1,000  investment
                                                                  at the end of the applicable time period:
----------------------------------------------------------------  --------------------------------------------------
Sub-Account                                                         1 Year      3 Years      5 Years     10 Years
----------------------------------------------------------------  ------------ ----------- ------------ ------------
Janus A.S.-Aggressive Growth Portfolio                               $21          $67          $121         $293
Janus A.S.-Worldwide Growth Portfolio                                $21          $68          $122         $297
Janus A.S.-Balanced Portfolio                                        $21          $67          $121         $293
Janus A.S.-Capital Appreciation Portfolio                            $21          $68          $122         $295
Dreyfus V.I.F.-Appreciation Portfolio                                $22          $71          $127         $307
Dreyfus V.I.F.-Growth and Income Portfolio                           $22          $71          $127         $308
Dreyfus V.I.F.-Small Cap Portfolio                                   $22          $71          $127         $307
The Dreyfus Socially Responsible Growth Fund, Inc.                   $22          $71          $127         $308
Dreyfus Stock Index Fund                                             $16          $54           $97         $237
Strong Opportunity Fund II, Inc.                                     $25          $82          $147         $354
Deutsche VIT EAFE(R)Equity Index Fund                                $20          $66          $119         $290
Deutsche VIT Equity 500 Index Fund                                   $17          $55           $99         $242
Deutsche VIT Small Cap Index Fund                                    $18          $60          $108         $263
Merrill Lynch V.S.F.-Basic Value Focus Fund                          $21          $67          $120         $291
Merrill Lynch V.S.F.-Global Strategy Focus Fund                      $21          $69          $124         $301
Merrill Lynch V.S.F.-High Current Income Fund                        $19          $62          $112         $272
Merrill Lynch V.S.F.-Domestic Money Market Fund                      $19          $63          $114         $277
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                      $21          $68          $122         $297
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                  $25          $81          $145         $349
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio            $26          $84          $151         $361
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio        $25          $81          $144         $347


The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $ 0.82 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/99 to total net assets as of 12/31/99. The examples do not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION

================================================================================


                Sub-Account
                                                           12/31/95      12/31/96      12/31/97       12/31/98          12/31/99
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Janus           Aggressive Growth Portfolio
Aspen                    Accumulation Unit Value          10.299246      10.979832     12.217744      16.201176          36.068642
Series                   Accumulation Units                   0.000     52,219.342   207,227.419    276,028.214        396,557.687
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Worldwide Growth Portfolio
                         Accumulation Unit Value          10.239284      13.048360     15.742391      20.045287           32.55827
                         Accumulation Units                   0.000     50,730.352   425,739.592    689,148.869        910,884.507
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Balanced Portfolio
                         Accumulation Unit Value          10.171211      11.670308     14.073772      18.665828          23.368428
                         Accumulation Units                   0.000     49,603.384   409,917.307    765,170.784      1,127,059.575
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Capital Appreciation Portfolio
                          Accumulation Unit Value               N/A            N/A           N/A            N/A          13.247549
                          Accumulation Units                    N/A            N/A           N/A            N/A         87,500.549
                            Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Dreyfus         Appreciation Portfolio
Variable                 Accumulation Unit Value           9.944353      12.330543     15.594553      20.056205          22.077832
Investment               Accumulation Units                   0.000     33,424.286   247,118.575    445,340.210        636,602.361
Fund                       Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Growth and Income Portfolio
                         Accumulation Unit Value                N/A            N/A     11.475350      12.672693          14.629800
                         Accumulation Units                     N/A            N/A    48,865.286    153,859.242        219,498.240
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Small Cap Portfolio
                         Accumulation Unit Value                N/A            N/A     12.145032      11.582209          14.087437
                         Accumulation Units                     N/A            N/A    86,150.930    256,140.224        387,630.477
                           Outstanding
------------------------------------------------------- ------------- ------------- ------------- ----------------- ---------------
The Dreyfus Socially Responsible Growth Fund, Inc.
                         Accumulation Unit Value           9.960199      11.924561     15.126449      19.329493          24.833578
                         Accumulation Units                   0.000     15,316.028   132,957.488    229,710.625        343,851.835
                           Outstanding
------------------------------------------------------- ------------ -------------- ------------- ----------------- ---------------
Dreyfus Stock Index Fund
                         Accumulation Unit Value           9.992509      12.092195     15.879169      20.107787           23.95175
                         Accumulation Units                   0.000     29,203.177   324,713.323    665,996.241        924,662.564
                           Outstanding

------------------------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Strong Opportunity Fund II, Inc.
                         Accumulation Unit Value                N/A            N/A     12.311565      13.806405          18.396025
                         Accumulation Units                     N/A            N/A    35,542.297    120,817.718        166,404.289
                           Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Deutsche        Deutsche VIT EAFE(R) Equity Index Fund
Asset                     Accumulation Unit Value               N/A            N/A           N/A            N/A          11.970215
Management                Accumulation Units                    N/A            N/A           N/A            N/A          3,810.276
VIT Funds                   Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Deutsche VIT Equity 500 Index Fund
                         Accumulation Unit Value                N/A            N/A           N/A            N/A          10.825867
                         Accumulation Units                     N/A            N/A           N/A            N/A         10,177.237
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Deutsche VIT Small Cap Index Fund
                         Accumulation Unit Value                N/A            N/A           N/A            N/A          11.617671
                         Accumulation Units                     N/A            N/A           N/A            N/A          8,647.306
                           Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Merrill Lynch   Basic Value Focus Fund
Variable                 Accumulation Unit Value          10.147434      12.094664     14.408954      15.575121          18.631352
Series Funds,            Accumulation Units                   0.000      6,820.503    68,181.594    154,675.988        194,136.375
Inc.                       Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Global Strategy Focus Fund
                         Accumulation Unit Value          10.105242      11.294096     12.486612      13.426667          16.095271
                         Accumulation Units                   0.000      2,114.707    17,615.512     25,160.717         26,916.938
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                High Current Income Fund
                         Accumulation Unit Value          10.118436      11.119068     12.189961      11.667978          12.209776
                         Accumulation Units                   0.000      6,837.357    65,756.981    119,716.657        132,170.589
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                Domestic Money Market Fund
                         Accumulation Unit Value           1.002475       1.041216      1.079946       1.118170           1.153121
                         Accumulation Units                   0.000    325,331.820   697,535.841    876,845.270      1,221,067.482
                           Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
Morgan          Fixed Income Portfolio
Stanley                  Accumulation Unit Value                N/A            N/A     10.740991      11.446708          11.121384
UIF, Inc.                Accumulation Units                     N/A            N/A     7,144.949     67,599.236         99,847.422
                           Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                U.S. Real Estate Portfolio
                         Accumulation Unit Value                N/A            N/A     12.291156      10.820841          10.529927
                         Accumulation Units                     N/A            N/A    19,438.406     61,094.222         75,971.027
                           Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
PBHG            PBHG Growth II Portfolio
Insurance                Accumulation Unit Value                N/A            N/A     10.661135      11.391453          22.299325
Series                   Accumulation Units                     N/A            N/A    15,905.540     27,306.830         38,048.576
Fund, Inc.                         Outstanding
                --------------------------------------- ------------- ------------- ------------- ----------------- ---------------
                PBHG Tech. & Communications Portfolio
                         Accumulation Unit Value                N/A            N/A     10.323925      13.480010          44.519838
                         Accumulation Units                     N/A            N/A    51,276.959    112,549.063        251,774.582
                           Outstanding
--------------- --------------------------------------- ------------- ------------- ------------- ----------------- ---------------

The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1999. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Merrill Lynch Domestic Money Market Fund Sub-Account was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Sub-Account), for all of the PBHG, Morgan Stanley UIF, Inc. and Strong Opportunity Fund II, Inc. Sub-Account and for the Dreyfus VIF Growth and Income and Small Cap Portfolio Sub-Accounts, or as of May 1,1999 (the effective date of the Sub-Account) for the Janus Capital Appreciation Portfolio and the three Deutsche Asset Management VIT Funds. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market Fund Sub-Account was 1.000000 as of December 7, 1995.


Financial Statements

The financial statements and reports of independent auditors for the Company and
for  the  Separate   Account  are  included  in  the   statement  of  additional
information.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data

The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.


"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.


"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;

o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;

o compare investment return on a tax-deferred basis with currently taxable investment return;

o    illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS

================================================================================


The Separate Account is currently divided into 21 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.


All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.


The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


--------------------------------------------------------------------------------

Janus Aspen Series
--------------------------------------------------------------------------------

Advisor:                      Aggressive Growth Portfolio

Janus Capital Corporation     A  non-diversified  portfolio that seeks long-term
                              growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Advisor:                      Worldwide Growth Portfolio

Janus Capital Corporation     A  diversified   portfolio  that  seeks  long-term
                              growth of capital in a manner  consistent with the
                              preservation of capital by investing  primarily in
                              common stocks of companies of any size  throughout
                              the world.  International  investing  may  present
                              special risks, including currency fluctuations and
                              social and  political  developments.  For  further
                              discussion   of   the   risks    associated   with
                              international  investing,  please see the attached
                              Janus Aspen Series prospectus.

Advisor:                      Balanced Portfolio

Janus Capital Corporation     A  diversified   portfolio  that  seeks  long-term
                              capital growth,  consistent  with  preservation of
                              capital  and  balanced  by  current  income.   The
                              Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The
                              Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Advisor:                      Capital Appreciation Portfolio

Janus Capital Corporation     A  non-diversified  portfolio that seeks long-term
                              growth of capital by investing primarily in common stocks selected for their growth potential. The
                              Portfolio may invest in companies of any size from larger, well-established companies to smaller, emerging growth companies.

--------------------------------------------------------------------------------

Dreyfus Portfolios
--------------------------------------------------------------------------------

Advisor:                      Dreyfus Variable Investment Fund- Appreciation
                              Portfolio

The Dreyfus Corporation       The   Appreciation   Portfolio  seeks  to  provide
                              long-term   capital  growth  consistent  with  the
                              preservation  of  capital.  Current  income  is  a
Sub-Advisor:                  secondary  goal.  It seeks to achieve its goals by
Fayez Sarofim & Co.           investing   in   common   stocks,    focusing   on
                              "blue-chip" companies with total market values of more than $5 billion at the time of purchase.

Advisor:                      Dreyfus Variable Investment Fund-Growth and Income
                              Portfolio

The Dreyfus Corporation       The Growth and Income  Portfolio  seeks  long-term
                              capital  growth,  current  income  and  growth  of
                              income,   consistent  with  reasonable  investment
                              risk. This Portfolio invests in stock, bonds and money market instruments of domestic and foreign issuers.

Advisor:                      Dreyfus Variable Investment Fund-Small Cap
                              Portfolio

The Dreyfus Corporation       The Small Cap Portfolio seeks to maximize  capital
                              appreciation. This Portfolio generally invests at least 65% of its assets in common stocks of U.S.
                              and foreign companies. This Portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

Advisor:                      The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Corporation       The Dreyfus Socially Responsible Growth Fund, Inc.
                              seeks  to  provide  capital  growth  with  current
                              income as a secondary goal. To pursue these goals,
Sub-Advisor:                  the Fund invests  primarily in the common stock of
NCM Capital Management        companies  that,  in the  opinion  of  the  Fund's
Group, Inc.                   management,  meet traditional investment standards
                              and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Advisor:                      Dreyfus Stock Index Fund

The Dreyfus Corporation       The  Dreyfus  Stock  Index Fund seeks to match the
                              total   return  of  the   Standard  &  Poor's  500
                              Composite  Stock Price Index. To pursue this goal,
                              the Fund  generally  invests in all the 500 Stocks
Index Manager:                in the S&P 500(R) in proportion to their weighting
Mellon Equity Associates in the index. The Fund is not sponsored, endorsed, (an affiliate of Dreyfus) sold or promoted by Standard & Poor's, and
                              Standard   &  Poor's   makes   no   representation
                              regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.
--------------------------------------------------------------------------------

Advisor:                      Strong Opportunity Fund II, Inc.

Strong Capital Management,    The investment objective of the Strong Opportunity
Inc.                          Fund II is to seek  capital  growth.  It currently
                              emphasizes medium-sized companies that the Advisor believes are under-researched and attractively valued.

--------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
--------------------------------------------------------------------------------

Advisor:                      Deutsche VIT EAFE(R) Equity Index Fund

Bankers Trust Company         The EAFE(R)  Equity  Index Fund seeks to replicate
                              as  closely  as  possible  (before   deduction  of
                              expenses)  the  total  return  of  Morgan  Stanley
                              Capital   International   (MSCI)   (the   "EAFE(R)
                              Index"),  a  widely  accepted  benchmark  of stock
                              performance   of  major   companies   in   Europe,
                              Australia and the Far East. The Fund will invest primarily in international companies that compose the EAFE(R) Index, using statistical methods to replicate the EAFE(R) Index in approximately the same weightings. Securities purchased by the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

Advisor:                      Deutsche VIT Equity 500 Index Fund

Bankers Trust Company         The Equity 500 Index  Fund seeks to  replicate  as
                              closely as possible (before deduction of expenses)
                              the total  return  of the  Standard  & Poor's  500
                              Composite  Stock Price  Index (the "S&P  500(R)"),
                              which emphasizes  stocks of large U.S.  Companies.
                              The Portfolio will invest  primarily in the common
                              stock of those companies  included in the S&P 500,
                              selected  on  the  basis  of  computer   generated
                              statistical data, that are deemed representative of the industry diversification of the entire S&P
                              500.

Advisor:                      Deutsche VIT Small Cap Index Fund

Bankers Trust Company         The Small Cap Index  Fund  seeks to  replicate  as
                              closely as possible (before deduction of expenses)
                              the total  return of the Russell  2000 Small Stock
                              Index (the "Russell 2000(R)"), an index consisting
                              of 2,000  small-capitalization  common stocks. The
                              Fund will invest  primarily in companies  included
                              in the Russell 2000,  on the basis of  statistical
                              data,  that  are  deemed   representative  of  the
                              industry  diversification  of the  entire  Russell
                              2000.

--------------------------------------------------------------------------------

Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------

Advisor:                      Basic Value Focus Fund

Merrill Lynch Asset           The investment  objective of the Basic Value Focus
Management, L.P.              Fund  is  to  seek   capital   appreciation   and,
                              secondarily,  income by investing  in  securities,
                              primarily   equities,   that   management  of  the
                              Portfolio  believes are  undervalued and therefore
                              represent basic  investment  value.  The Portfolio
                              seeks special opportunities in securities that are
                              selling at a  discount,  either from book value or
                              historical  price-earnings ratios, or seem capable
                              of  recovering   from   temporarily   out-of-favor
                              considerations.  Particular  emphasis is placed on
                              securities that provide an above-average  dividend
                              return and sell at a below-average  price-earnings
                              ratio.   See  the  attached   prospectus  for  the
                              Portfolio.

Advisor:                      Global Strategy Focus Fund

Merrill Lynch Asset           The  investment  objective of the Global  Strategy
Management, L.P.              Focus Fund is to seek high total investment return
                              by  investing  primarily  in a portfolio of equity
                              and fixed income securities, including convertible
                              securities,  of  U.S.  and  Foreign  issuers.  The
                              Portfolio   seeks  to  achieve  its  objective  by
                              investing   primarily  in  securities  of  issuers
                              located in the U.S.,  Canada,  Western Europe, the
                              Far   East   and   Latin   America.   Geographical
                              allocation  of the  Portfolio  investments  is not
                              limited,  and will be made  primarily on the basis
                              of  anticipated  total  return  from  investments,
                              considering  various factors,  including economic,
                              financial,   social,   national,   and   political
                              factors.   Investing  on  an  international  basis
                              involves special considerations. See the attached prospectus for the Portfolio.

Advisor:                      High Current Income Fund

Merrill Lynch Asset           The  primary  investment  objective  of  the  High
Management, L. P.             Current  Income  Fund is to obtain a high level of
                              current  income.  As a  secondary  objective,  the
                              Portfolio   seeks   capital    appreciation   when
                              consistent   with  its  primary   objective.   The
                              Portfolio   primarily   invests  in   fixed-income
                              securities with lower credit quality, which means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. The Portfolio also invests in junk bonds. Investments in these securities entail relatively greater risk of loss of income or principal. An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for the Portfolio.

Advisor:                      Domestic Money Market Fund

Merrill Lynch Asset           The  investment  objectives of the Domestic  Money
Management,   L.P.            Market Fund are to seek  preservation  of capital,
                              0maintain   liquidity   and  achieve  the  highest
                              possible   current  income   consistent  with  the
                              foregoing  objectives  by investing in  short-term
                              domestic money market securities.  The Portfolio's
                              goals  are  to  produce   current   income   while
                              attempting to maintain a share value of $1.00. See the attached prospectus for the Portfolio.

--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------

Advisor:                      Fixed Income Portfolio

Miller Anderson & Sherrerd,   The  investment  objective  of  the  Fixed  Income
LLP (an indirect wholly       Portfolio  is to seek  above-average  total return
owned subsidiary of Morgan over a market cycle of three to five years by Stanley Dean Witter & Co.) investing primarily in a diversified mix of dollar-denominated  investment  grade fixed income
                              securities,    particularly    U.S.    Government,
                              corporate and mortgage  securities.  The Portfolio
                              ordinarily  will  maintain  an  average   weighted
                              maturity  in excess of five years.  The  Portfolio
                              may       invest        opportunistically       in
                              non-dollar-denominated    securities   and   below
                              investment grade securities.

Advisor:                      U.S. Real Estate Portfolio

Morgan Stanley Asset          The  investment  objective of the U.S. Real Estate
Management (a wholly owned    Portfolio is to seek above-average  current income
subsidiary of Morgan          and long-term  capital  appreciation  by investing
Stanley Dean Witter & Co.)    primarily  in  equity   securities   of  U.S.  and
                              non-U.S. companies engaged in the U.S. real estate industry, including Real Estate Investment Trusts
                              (REITs).

--------------------------------------------------------------------------------

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------

Advisor:                      PBHG Growth II Portfolio

Pilgrim Baxter & Associates,  The  investment  objective  of the PBHG  Insurance
Ltd. Series Growth II Portfolio is to seek capital appreciation. The Portfolio invests primarily in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues between $500 million and $10 billion) that, in the advisor's opinion, have strong business momentum, earnings growth and potential for significant capital appreciation.

Advisor:                      PBHG Technology & Communications Portfolio

Pilgrim Baxter &  Associates, The  investment  objective  of the PBHG  Insurance
Ltd. Series Technology & Communications Portfolio is to seek long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio, a non-diversified fund, invests in common stocks of companies doing business in the Technology and Communications sectors of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors.

Additions, Deletions, or Substitutions

The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

================================================================================

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

================================================================================

Annuity Investors(R) Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.

================================================================================

AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.


The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 80. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS

================================================================================


Charges and Deductions by the Company

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, and premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.


The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.


Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page 25 of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page 27 of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.


Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge             Offset  expenses  incurred  by the  Company in the
                              sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge              Up to 7% of each  purchase  payment  depending  on
                              number of years elapsed since receipt of the purchase payment.

       ===================================================================================================================
       Number of full years elapsed between date
       of receipt of purchase payment and date         0        1        2        3       4        5        6     7 or
       request for surrender received                                                                              more
       -------------------------------------------------------------------------------------------------------------------
       CDSC as a percentage of purchase payment
       surrendered                                     7%       6%       5%       4%       3%      2%       1%       0%
       ===================================================================================================================

When Assessed                 On partial or full surrenders of purchase payments
                              during Accumulation Period.

Assessed Against What         Purchase  payments  only,  not  earnings.  See the
                              Surrenders   section   of  this   prospectus   for
                              information on order of withdrawal of earnings and purchase payments.

Waivers                       o    Free withdrawal privilege. See the Surrenders
                                   section for information.

                              o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                              o Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                              o If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

                              o    Long  term  care   waiver   rider.   See  the
                                   Surrenders section for information.

                              o If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                              o Successor Owner endorsement. See the Account Value section for information.

                              o    Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge             Offset expenses  incurred in issuing the Contracts
                              and in maintaining  the Contracts and the Separate
                              Account.

Amount of Charge              $25.00 per year.

When Assessed                 During  the  Accumulation  Period  the  charge  is
                              deducted on each anniversary of the effective date of the Contract, and at time of full surrender.
                              During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed  Against  What       Amounts invested in the  Sub-Accounts.  During the
                              Accumulation Period, the charge is deducted pro rata from the Sub-Accounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.


Waivers                       o    During  Accumulation  Period if Account Value
                                   is at least $30,000 on the date of the charge.

                              o During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.


                              o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                              o During Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge             Offset   cost   incurred  in   administering   the
                              Contracts.

Amount of Charge              $25  for  each  transfer  in  excess  of 12 in any
                              contract year. The Company reserves the right to change the amount of this charge at any time.

When Assessed                 During Accumulation Period.

Assessed Against What         Deducted from amount transferred.

Waivers                       Currently,  the  transfer  fee does  not  apply to
                              transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge             Offset  expenses  incurred  in  administering  the
                              Contracts and the Separate Account.

Amount of Charge              The  Company  has not  imposed  an  administration
                              charge.

When Assessed                 During  the  Accumulation  Period  and  during the
                              Benefit   Payment  Period  if  a  variable  dollar
                              benefit is elected.

Assessed Against What         Amounts invested in the Sub-Accounts. Not assessed
                              against the fixed account options.

Waivers                       Not applicable.

Mortality and Expense Risk Charge

Purpose of Charge             Compensation  for bearing  certain  mortality  and
                              expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.


Amount of Charge              Daily  charge  equal to 0.003403% of the daily Net
                              Asset   Value   for   each   Sub-Account,    which
                              corresponds to an effective  annual rate of 1.25%.
                              The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.


When Assessed                 During  the  Accumulation  Period,  and during the
                              Benefit   Payment  Period  if  a  variable  dollar
                              benefit is elected.

Assessed Against What         Amounts invested in the Sub-Accounts. Not assessed
                              against the fixed account options.

Waivers                       None.

Premium Taxes

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios


In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page 6 of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

================================================================================

Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel

The owner of a Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days.

Persons With Rights Under a Contract

Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.


Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.


Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent
death  benefit   payments.


Payee: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.


Assignee: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

================================================================================


Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page 25 of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans, if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on page 27 and 28 of this prospectus.


Account Statements

During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units

Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

     o    transfer from a Sub-Account

     o    full or partial surrender from the Sub-Accounts

     o    payment of a death benefit

     o    application of the amounts in the Sub-Accounts to a settlement option

     o    deduction of the contract maintenance fee

     o    deduction of any transfer fee

Successor Owner Endorsement


If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.


For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.


The successor owner endorsement may not be available in all States.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

=====================================================================================================
                                                   Tax-Qualified            Non-Tax-Qualified
-------------------------------------------------- ------------------------ -------------------------
Minimum initial purchase payment                   $2,000                   $5,000
-------------------------------------------------- ------------------------ -------------------------
Minimum monthly under periodic payment program     $50                      $100
-------------------------------------------------- ------------------------ -------------------------
Minimum additional payments                        $50                      $50
-------------------------------------------------- ------------------------ -------------------------
Maximum single purchase payment                    $500,000 or Company      $500,000 or Company
                                                   approval                 approval
=====================================================================================================

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options - Allocations


Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page 12 of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:


                  Fixed Accumulation Account Option
                  One Year Guaranteed Interest Rate Option
                  Three Year Guaranteed Interest Rate Option
                  Five Year Guaranteed Interest Rate Option
                  Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

====================================================================================================================================
                                                            Tax-Qualified and Non-Tax-Qualified
----------------------------------------------------------- ------------------------------------------------------------------------
Minimum allocation to any Sub-Account                       $10
----------------------------------------------------------- ------------------------------------------------------------------------
Minimum allocation to fixed accumulation account            $10
----------------------------------------------------------- ------------------------------------------------------------------------
Minimum allocation to fixed account guarantee option        $2,000 No amounts may be  allocated  to a guarantee  period  option that would  extend  beyond the  owner's  85th  birthday  or 5 years after the effective date of the Contract, if later.
----------------------------------------------------------- ------------------------------------------------------------------------
Allocation during right to cancel period                    No current  restrictions,  however  the  Company  reserves  the right to require  that  purchase  payment(s)  be  allocated  to the money  market
                                                            Sub-Account or to the fixed accumulation account option during the right to cancel period.
====================================================================================================================================

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program

An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options


At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section on page 24 of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.



Transfers

During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, among fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

====================================================================================================================================
                                                            Tax-Qualified and Non-Tax-Qualified
----------------------------------------------------------- ------------------------------------------------------------------------
Minimum transfer from any Sub-Account                       $500 or balance of Sub-Account, if less
----------------------------------------------------------- ------------------------------------------------------------------------

Minimum transfer from fixed account option                  $500 or balance of fixed account option, if less

----------------------------------------------------------- ------------------------------------------------------------------------
Minimum transfer to fixed account guarantee option          $2,000 No amounts may be transferred  to a guarantee  period option that would  extend  beyond the  owner's  85th  birthday  or 5 years after the effective date of the Contract, if later.
----------------------------------------------------------- ------------------------------------------------------------------------
Maximum transfer from fixed account option other than       During any contract year, 20% of the fixed account  option's value as of
fixed account guarantee option which is maturing            the most recent contract anniversary.
----------------------------------------------------------- ------------------------------------------------------------------------
Transfers from fixed account options                        o    May not be made prior to first contract anniversary.

                                                            o    Amounts  transferred from fixed account options to Sub-Accounts may not be transferred  back to fixed account options for a period of 6 months from the date of the original transfer.
====================================================================================================================================

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                            Description                      Minimum Account Requirements    Limitations/Notes
---------------------------------- -------------------------------- ------------------------------- --------------------------------
Dollar Cost Averaging              Automatic transfers from the     Source of funds must be at      Dollar cost averaging transfers
There are risks involved in        money market Sub-Account to any  least $10,000.                  may not be made to any of the
switching between investments      other Sub-Account(s), or from                                    fixed account options.  The
available under the Contract.      the fixed accumulation account   Minimum transfer per month is   dollar cost averaging transfers
Dollar cost averaging requires     option to any Sub-Account(s),    $500.  When balance of source   will take place on the last
regular investment changes         on a monthly or quarterly basis. of funds falls below $500,      Valuation Date of each calendar
regardless of fluctuating price                                     entire balance will be          month or quarter as requested
levels and does not guarantee                                       allocated according to dollar   by the owner.
profits or prevent losses in a                                      cost averaging instructions.
declining market.  You should
consider your financial ability
to continue dollar cost averaging
transfers through periods of
changing price levels.
---------------------------------- -------------------------------  ------------------------------  --------------------------------

Portfolio Rebalancing              Automatically transfer amounts   Minimum Account Value of        Transfers will take place on
                                   between the Sub-Accounts and     $10,000.                        the last Valuation Date of each
                                   the fixed accumulation account                                   calendar quarter.  Portfolio
                                   option to maintain the                                           rebalancing will not be
                                   percentage allocations selected                                  available if the dollar cost
                                   by the owner.                                                    averaging program or an
                                                                                                    interest sweep from the fixed
                                                                                                    accumulation account option is
                                                                                                    being utilized.
---------------------------------- -------------------------------  ------------------------------  --------------------------------

Interest Sweep                     Automatic transfers of the       Balance of each fixed account   Interest sweep transfers will
                                   income from any fixed account    option selected must be at      take place on the last
                                   option(s) to any Sub-Account(s). least $5,000.  Maximum          Valuation Date of each calendar
                                                                    transfer from each fixed        quarter.
                                                                    account option selected is 20%
                                                                    of such fixed account option's
                                                                    value per year.  Amounts
                                                                    transferred under the interest
                                                                    sweep program will reduce the
                                                                    20% maximum transfer amount
                                                                    otherwise allowed.

Telephone Transfers


An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at 1-800-789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.


The Company will not be liable for complying with telephone instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs


The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.


Surrenders

An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:

====================================================================================================================================
                                                                 Tax-Qualified                    Non-Tax-Qualified
---------------------------------------------------------------- -------------------------------- ------------------------------
Minimum amount of partial surrender                                                        $500
---------------------------------------------------------------- ---------------------------------------------------------------
Minimum remaining Account Value after partial surrender                                    $500
---------------------------------------------------------------- ---------------------------------------------------------------
Amount  available for surrender  (valued as of end of            Account Value less applicable    Account Value less applicable
Valuation  Period in which  request  for surrender is            CDSC, subject to tax law or      CDSC, subject to employer plan
received by the Company)                                         employer plan restrictions on    restrictions on withdrawals
                                                                 withdrawals
---------------------------------------------------------------- -------------------------------- ------------------------------
Tax penalty for early withdrawal                                 Up to 10% of Account Value before age 59 1/2
---------------------------------------------------------------- ---------------------------------------------------------------
Contract maintenance fee on full surrender                       $25 (no CDSC applies)
---------------------------------------------------------------- ---------------------------------------------------------------
Contingent deferred sales charge ("CDSC")                        Up to 7% of purchase payments
---------------------------------------------------------------- ---------------------------------------------------------------
Order of withdrawal  for purposes of CDSC (order may be          First from  accumulated  earnings  (no CDSC  applies) and then
different for tax  purposes)                                     from purchase payments on "first-in, first-out" basis (CDSC may apply)
====================================================================================================================================



A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.

Long Term Care Waiver Rider

If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

Systematic Withdrawal


During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent that the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial Advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.


Contract Loans


The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax Advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.


A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount that would be due the owner on a full surrender.

BENEFIT PAYMENT PERIOD

================================================================================

Annuity Benefit

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the contract, whichever is later.


The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option, which is currently available. The standard forms of settlement options are described in the Settlement Options section beginning on page 29 of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section beginning on page 29 of this prospectus.


Death Benefit

A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

o    The Account Value on the Death Benefit Valuation Date.

o The total purchase payment(s), less any partial surrenders and any contingent deferred sales charges that applied to those amounts.


o The largest Account Value on any contract anniversary which is an exact multiple of five and prior to the owner's death or the owner's 75th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.



Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.


An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section beginning on page 29 of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.


Settlement Options


When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.


The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Sub-Accounts selected is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account equals the shares for that Sub-Account, which are the Benefit Units, times their value, which is the


Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Sub-Account selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page 35 of this prospectus.

FEDERAL TAX MATTERS

================================================================================


This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.


The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities

Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Plans


Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). [In some cases, tax-deferral may be available under these IRC Sections without the use of an annuity. Please consult your registered representative.] Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.


Individual Retirement Annuities

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program

The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans

Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules

The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:

====================================================================================================================================
                              Tax-Qualified Plans                                   Basic Non-Tax-Qualified Contracts
                              Nonqualified Deferred Compensation Plans
----------------------------- ----------------------------------------------------- ------------------------------------------------
Plan Types                    o   IRC ss.401 (Pension and Profit Sharing)            o   IRC ss.72 only

                              o   IRC ss.403 (Tax-Sheltered Annuities)

                              o   IRC ss.408 (IRA, SIMPLE IRA)

                              o   IRC ss.408A (Roth IRA)

                              o   IRC ss.457

                              o   Nonqualified Deferred Compensation
----------------------------- ----------------------------------------------------- ------------------------------------------------
Who May Purchase Contract     Natural person, employer, or employer plan.           Anyone.  Non-natural  person may  purchase  but
                              Nonqualified deferred compensation plans will         will generally lose tax-deferred status.
                              generally lose tax-deferred status.
----------------------------- ----------------------------------------------------- ------------------------------------------------
Taxation of Surrenders        If there is an after-tax "investment in the           Account Value in excess of investment in the
                              contract," a pro rata portion of amount surrendered   contract is taxable. Generally, the "investment
                              is taxable based on ratio of "investment in the       in the contract" will equal the sum of all
                              contract" to Account Value.  Usually, 100% of         purchase payments. Surrenders are deemed to
                              distributions from a qualified plan will be taxed     come from earnings first, and purchase payments
                              because there was no after-tax contribution and       last.
                              therefore no "investment in the contract."
                              Qualified distributions from ss.408A Roth IRA may be  For a Contract purchased as part of an IRC
                              completely tax-free.                                  Section 1035 exchange which includes
                                                                                    contributions made before August 14, 1982
                              Surrenders prior to age 59 1/2 may be subject to 10%  ("pre-TEFRA contributions") partial withdrawals
                              or greater tax penalty depending on the type of       are not taxable until the pre-TEFRA
                              qualified plan.                                       contributions have been returned.

                              Surrenders from tax-qualified Contracts may be        The taxable portion of any surrenders prior to
                              restricted by the Internal Revenue Code or by         age 59 1/2 may be subject to a 10% tax penalty.
                              the terms of a retirement plan.
----------------------------- ------------------------------------------------------------------------------------------------------
Taxation of Benefit Payments  May vary depending on type of settlement option selected, but generally, for fixed dollar benefit a
(annuity benefit payments or  pro rata portion of each payment equal to [100% - (investment in contract/total expected payments)]
payments, death benefit       is subject to income tax. For variable dollar benefit payments, a specific dollar amount of each
payments)                     payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation. Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable. Qualified distributions from a ss.408A Roth IRA may be completely tax-free.
----------------------------- ------------------------------------------------------------------------------------------------------
Taxation of Lump Sum Death    Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death
Benefit  Payment              benefit distributions.
----------------------------- ----------------------------------------------------- ------------------------------------------------
Assignment of                 Assignment and transfer of ownership generally not    Generally, deferred earnings become taxable to
Contract/Transfer of          permitted.                                            transferor at time of transfer and transferee
Ownership                                                                           receives an investment in the contract equal to
                                                                                    the Account Value at that time.  Gift tax
                                                                                    consequences not discussed herein.
----------------------------- ----------------------------------------------------- ------------------------------------------------
Withholding                   Eligible rollover distributions from ss.401 and       Generally, payee may elect to have taxes
                              ss.403(b) Contracts subject to 20% mandatory          withheld or not.
                              withholding on taxable portion unless direct
                              rollover.  Section 457 plan benefits and
                              nonqualified deferred compensation plan benefits
                              subject to wage withholding.  For all other
                              payments, payee may elect to have taxes withheld or
                              not.
====================================================================================================================================

GLOSSARY OF FINANCIAL TERMS

================================================================================


The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions on page 4 of this prospectus.


Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.


The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.


Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT

================================================================================

The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http://\www.sec.gov. The registration number for the Registration Statement is 33-65409.

OTHER INFORMATION

================================================================================




Legal Proceedings

The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION

================================================================================

A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:
                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE
COMPANY(R)
     General Information and History ......................................  3
     State Regulation .....................................................  3

SERVICES ..................................................................  3
     Safekeeping of Separate Account Assets ...............................  3
     Records and Reports ..................................................  3

Experts ...................................................................  3

DISTRIBUTION OF THE CONTRACTS .............................................  3

CALCULATION OF PERFORMANCE INFORMATION ....................................  4
     Money Market Sub-Account Standardized Yield Calculation ..............  4
     Average Annual Total Return Calculation ..............................  5
     Cumulative Total Return Calculation ..................................  5
     Standardized Average Annual Total Return Data ........................  6
     Non-Standardized Average Annual Total Return Data ....................  7
     Other Performance
     Measures .............................................................  8

BENEFIT UNITS--TRANSFER FORMULAS ..........................................  9

FEDERAL TAX MATTERS ....................................................... 10
     Taxation of Separate Account Income .................................. 10
     Tax Deferred Status of Non-Qualified Contracts ....................... 10

FINANCIAL STATEMENTS ...................................................... 11


Copies of the statement of additional information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423.


--------------------------------------------------------------------------------

Name:

________________________________________________________________________________

Address:

________________________________________________________________________________

City:

________________________________________________________________________________

State:

________________________________________________________________________________

Zip:

________________________________________________________________________________

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION for

Individual and Group Flexible Premium Deferred Annuities

                                                             May 1, 2000




This statement of additional information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance Company(R) through Annuity Investors(R) Variable Account A (the "Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.


A copy of either of the prospectuses dated May 1, 2000, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                TABLE OF CONTENTS


                                                                          Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..................................3

   General Information and History...........................................3
   State Regulation..........................................................3

SERVICES.....................................................................3

   Safekeeping of Separate Account Assets....................................3
   Records and Reports.......................................................3
   Experts...................................................................3

DISTRIBUTION OF THE CONTRACTS................................................3


CALCULATION OF PERFORMANCE INFORMATION.......................................4

   Money Market Sub-Account Standardized Yield Calculation...................4
   Average Annual Total Return Calculation...................................5
   Cumulative Total Return Calculation.......................................5
   Standardized Average Annual Total Return Data.............................6
   Non-Standardized Average Annual Total Return Data.........................7
   Other Performance Measures................................................8

BENEFIT UNITS--TRANSFER FORMULAS.............................................9


FEDERAL TAX MATTERS.........................................................10

   Taxation of Separate Account Income......................................10
   Tax Deferral On Nonqualified Contracts...................................10

FINANCIAL STATEMENTS........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
-------------------------------------------------------------------------------

General Information and History
Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).


State Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------

Safekeeping of Separate Account Assets Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.


Experts
The financial statements of the Separate Account and the statutory-basis financial statements of the Company as of December 31, 1999 and 1998, and for the years then ended, appearing in this statement of additional information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or both of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:
------------------ ---------------- -------------- --------------
Year Ended            12/31/99        12/31/98         12/31/97
------------------ ---------------- -------------- --------------
    33-59861
  Received              $3,531,355     $1,049,047       $747,200
  Retained                $176,567        $56,023        $46,400
------------------ ---------------- -------------- --------------
    33-65409
  Received              $1,144,268     $1,309,956     $1,120,800
  Retained                 $57,213        $69,467        $69,600
------------------ ---------------- -------------- --------------

-------------------------------------------------------------------------------

CALCULATION OF PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

     Where:

     BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                          Unit Value for the money market Sub-Account ("AUV") over a 7 day period determined as follows:

         AUV at end of 7 day period - AUV at beginning of 7 day period
                         AUV at beginning of 7 day period

Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1


The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1999 are as follows:

--------------------------------------------------------------------------------
                             Total Separate                       Effective
             Contract        Account Charges         Yield         Yield
-------------------------- -------------------- -------------- -----------------
-------------------------- -------------------- -------------- -----------------
33-59861                         1.25%               4.24%          4.33%
-------------------------- -------------------- -------------- -----------------
-------------------------- -------------------- -------------- -----------------
                                 0.95%               4.53%          4.63%
-------------------------- -------------------- -------------- -----------------
-------------------------- -------------------- -------------- -----------------
33-65409                         1.25%               4.24%          4.33%
-------------------------- -------------------- -------------- -----------------


--------------------------------------------------------------------------------
The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGES OR CONTRACT (OR CERTIFICATE) MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:

      P........=        a hypothetical initial payment of $1,000
      T........=        average annual total return
      n........=        number of years
      ERV      =        "ending redeemable value" of a hypothetical $1,000
                        payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges, but not contract (or certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1

Where:

      CTR   =    the cumulative total return net of Sub-Account recurring
                 charges, other than the contract (or certificate) maintenance fee, for the period

      ERV   =    ending redeemable value of a hypothetical $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

      P     =    a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.




Standardized Average Annual Total Return Data



(Data reflects deduction of all recurring charges                                  S.E.C. File No.              S.E.C. File No.
including contingent deferred sales charges
and contract (or certificate) maintenance fees-                                  33-59861;33-65409             33-59861 Contracts
data is the same for all Standard Contracts)                                        Contracts
                                                                                 Standard Contracts1/         Enhanced Contracts2/
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Life of                    Life of
                     All Periods                                                 1 Year       Separate        1 Year     Separate
                    Ending 12/31/99                                                           Account3/                  Account3/
-----------------------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                            114.13%       35.64%        114.79%      36.06%
Janus A.S.-Worldwide Growth Portfolio                                             53.92%       32.11%         54.40%      32.52%
Janus A.S.- Balanced Portfolio                                                    16.69%       21.16%         17.07%      21.55%
Janus A.S.-Capital Appreciation Portfolio                                         56.44%      53.02%4/        56.93%     53.49%4/
Dreyfus V.I.F.-Appreciation Portfolio                                             1.58%        19.35%         1.91%       19.75%
Dreyfus V.I.F.-Growth and Income Portfolio                                        6.94%        12.84%         7.29%       13.20%
Dreyfus V.I.F.-Small Cap Portfolio                                                13.13%        8.97%         13.49%       9.33%
The Dreyfus Socially Responsible Growth Fund, Inc.                                19.97%       23.11%         20.36%      23.51%
Dreyfus Stock Index Fund                                                          10.62%       21.95%         10.97%      22.34%
Strong Opportunity Fund II, Inc.                                                  24.74%       18.91%         25.14%      19.29%
Deutsche Asset Management VIT EAFE(R)Equity Index Fund                            17.53%      11.13%5/        17.90%     11.49%5/
Deutsche Asset Management VIT Equity 500 Index Fund                               10.40%      16.53%6/        10.75%     16.91%6/
Deutsche Asset Management VIT Small Cap Index Fund                                10.18%       3.10%7/        10.53%      3.44%7/
Merrill Lynch V.S.F.-Basic Value Focus Fund                                       11.12%       14.08%         11.48%      14.45%
Merrill Lynch V.S.F.-Global Strategy Focus Fund                                   11.37%        9.65%         11.73%      10.02%
Merrill Lynch V.S.F.-High Current Income Fund                                     -3.86%        1.58%         -3.55%       1.93%
Merrill Lynch V.S.F.-Domestic Money Market Fund                                   -5.84%       -0.15%         -5.56%       0.13%
Morgan Stanley Universal Institutional Funds, Inc.-Fixed Income Portfolio        -11.34%      -0.02%8/       -11.05%      0.31%8/
Morgan Stanley Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio    -11.19%      -4.59%9/       -10.90%     -4.28%9/
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                         87.25%      32.22%4/        87.83%     32.65%4/
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                    221.76%      73.29%4/       222.74%     73.82%4/



Non-Standardized Average Annual Total Return Data


                                                                                  -------------------------------------------------


                                                                                  -------------------------------------------------
    (Data reflects deduction of all recurring charges except contingent             S.E.C. File No.             S.E.C. File No.
    deferred sales charges and contract (or certificate) maintenance fees-         33-59861; 33-65409
    data is the same for all Standard Contracts)                                      Contracts                33-59861 Contracts
                                                                                  Standard Contracts1/         Enhanced Contracts2/
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Life of                   Life of
                                   All Periods                                     1 Year      Separate        1 Year     Separate
                                 Ending 12/31/99                                               Account3/                  Account3/
------------------------------------------------------------------------------------------------------------------ ----------------
Janus A.S.-Aggressive Growth Portfolio                                           122.63%        37.11%       123.29%      37.20%
Janus A.S.-Worldwide Growth Portfolio                                             62.42%        33.70%       62.90%       34.10%
Janus A.S.-Balanced Portfolio                                                    25.19%        23.22%       25.57%       23.59%
Janus A.S.-Capital Appreciation Portfolio                                         64.94%       55.31%4/      65.43%      55.77%4/
Dreyfus V.I.F.-Appreciation Portfolio                                             10.08%        21.51%       10.41%       21.88%
Dreyfus V.I.F.-Growth and Income Portfolio                                        15.44%        15.38%       15.79%       15.72%
Dreyfus V.I.F.-Small Cap Portfolio                                                21.63%        11.79%       21.99%       12.12%
The Dreyfus Socially Responsible Growth Fund, Inc.                                28.47%        25.08%       28.86%       25.46%
Dreyfus Stock Index Fund                                                          19.12%        23.97%       19.47%       24.34%
Strong Opportunity Fund II, Inc.                                                  33.24%        21.09%       33.64%       21.45%
Deutsche Asset Management VIT EAFE(R) Equity Index Fund                           26.03%       15.60%5/      26.40%      15.94%5/
Deutsche Asset Management VIT Equity 500 Index Fund                               18.90%       21.02%6/      19.25%      21.38%6/
Deutsche Asset Management VIT Small Cap Index Fund                                18.68%        8.03%7/      19.03%      8.35%7/
Merrill Lynch V.S.F.-Basic Value Focus Fund                                       19.62%        16.54%       19.98%       16.89%
Merrill Lynch V.S.F.-Global Strategy Focus Fund                                   19.87%        12.42%       20.23%       12.76%
Merrill Lynch V.S.F.-High Current Income Fund                                     4.64%          5.03%        4.95%       5.35%
Merrill Lynch V.S.F.-Domestic Money Market Fund                                   2.66%          3.25%        2.94%       3.50%
Morgan Stanley Universal Institutional Funds, Inc.-Fixed Income Portfolio         -2.84%        3.99%8/      -2.55%      4.30%8/
Morgan Stanley Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio     -2.69%        0.02%9/      -2.40%      0.31%9/
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                         95.75%       35.12%4/      96.33%      35.53%4/
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                    230.26%       75.16%4/      231.24%     75.68%4/

1/  Annual mortality and expense risk charge of 1.25% of daily net asset value.
2/  Annual mortality and expense risk charge of 0.95% of daily net asset value.
3/  From Separate Account commencement date (12/7/95) to 12/31/99 unless otherwise noted.
4/  From inception date of Portfolio (5/1/97) to 12/31/99.
5/  From inception date of Portfolio (8/22/97) to 12/31/99.
6/  From inception date of Portfolio (10/1/97) to 12/31/99.
7/  From inception date of Portfolio (8/25/97) to 12/31/99.
8/  From inception date of Portfolio (1/2/97) to 12/31/99.
9/  From inception date of Portfolio (3/3/97) to 12/31/99.

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
--------------------------------------------------------------------------------
Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas

    (1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

    (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                      = UNIT1 - BU1(trans).

    (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans).
                      BU2(trans) = BU1(trans) * BUV1/BUV2.

    (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                      = UNIT2 + BU2(trans).

    (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

    Where:

           BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account
           BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
           BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account.
           BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
           UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.
           UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
-------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.


The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified Contracts
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements of the Separate Account for the years ended December 31, 1999 and 1998 and the Company's audited statutory-basis financial statements for the years ended December 31, 1999 and 1998 are included herein.


The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT A

                              Financial Statements

                          Year ended December 31, 1999
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              Financial Statements

                          Year ended December 31, 1999




                                    Contents


 Report of Independent Auditors..........................................1


                          Audited Financial Statements

 Statement of Assets and Liabilities - Current Year......................3
 Statements of Operations - Current Year.................................5
 Statements of Changes in Net Assets - Current Year......................6
 Statements of Changes in Net Assets - Prior Year........................9
 Notes to Financial Statements..........................................10

1

                         Report of Independent Auditors


Contract holders of Annuity Investors Variable Account A
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account A (comprising, respectively, the BT Insurance Funds Trust EAFE Equity Index Fund, BT Insurance Funds Trust Equity 500 Index Fund, BT Insurance Funds Trust Small Cap Index Fund, Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide
Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short-Term Bond Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1999, and the related statement of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material aspects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                     /s/-----------------------
                                        Ernst & Young LLP

Cincinnati,  Ohio
February 7, 2000

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999


                                                                                                                            Market
                                                                                         Shares           Cost               Value
                                                                                     -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          BT Insurance Funds Trust:
              EAFE Equity Index Fund.....................................              3,831.201    $    47,703       $     52,104
              Equity 500 Index Fund......................................              7,799.456        108,776            118,396
              Small Cap Index Fund.......................................              9,346.203         97,758            108,509
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ............................            380,426.206    $12,362,104       $ 15,167,592
              Growth and Income Portfolio ...............................            134,378.940      3,009,090          3,423,975
              Small Cap Portfolio .......................................             88,004.589      4,899,980          5,838,224
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ....................            225,608.067      7,618,297          9,986,608
              Stock Index Fund ..........................................            617,321.555     18,529,513         23,736,014
          Janus Aspen Series:
              Aggressive Growth Portfolio ...............................            253,781.492      6,698,531         15,148,218
              Worldwide Growth Portfolio ................................            686,859.549     18,544,514         32,797,544
              Balanced Portfolio ........................................          1,113,645.880     23,416,688         31,092,993
              Capital Appreciation Portfolio.............................             38,843.871        997,880          1,288,451
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund ....................................            283,209.280      3,974,494          3,851,646
              Global Strategy Focus Fund ................................             32,564.811        443,652            460,142
              High Current Income Fund ..................................            173,537.963      1,852,132          1,664,230
              Domestic Money Market Fund ................................          1,440,114.293      1,440,114          1,440,114
          Morgan Stanley Universal Funds, Inc.:
              Fixed Income Portfolio ....................................            135,393.795      1,448,943          1,360,708
              U.S. Real Estate Portfolio ................................             90,995.492        932,959            828,969
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .......................................             40,153.452        507,530            925,536
              Technology & Communications Portfolio .....................            268,929.910      5,824,665         12,373,465
          Strong Funds:
              Opportunity Fund II .......................................            125,778.212      2,717,460          3,268,976
                                                                                                      -----------

                       Total cost...............................................................   $115,472,783

------------------------------------------------------------------------------------------------------------------------------------

                       Total assets............................................................................        164,932,414


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets..............................................................................       $164,932,414
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1999


                                                                                                                          Market
                                                                                             Units       Unit Value       Value
                                                                                          -----------   ------------   -----------
Net assets attributable to variable annuity contract holders (Note 2):
  BT Insurance Funds Trust:
      EAFE Equity Index Fund - Basic contract                                             3,810.276    $ 11.970215   $      45,610
      EAFE Equity Index Fund - Enhanced contract                                            541.492      11.993794           6,494
      Equity 500 Index Fund - Basic contract                                             10,177.237      10.825867         110,178
      Equity 500 Index Fund - Enhanced contract                                             757.647      10.847192           8,218
      Small Cap Index Fund - Basic contract                                               8,647.306      11.617671         100,461
      Small Cap Index Fund - Enhanced contract                                              691.364      11.640544           8,048
  Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio - Basic contract .......................           636,602.361      22.077832      14,054,800
      Capital Appreciation Portfolio - Enhanced contract ....................            49,797.736      22.346248       1,112,792
      Growth and Income Portfolio - Basic contract ..........................           219,498.240      14.629800       3,211,215
      Growth and Income Portfolio - Enhanced contract .......................            14,428.292      14.746030         212,760
      Small Cap Portfolio - Basic contract ..................................           387,630.477      14.087437       5,460,719
      Small Cap Portfolio - Enhanced contract ...............................            26,586.049      14.199368         377,505
  Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. - Basic contract ...............           343,851.835      24.833578       8,539,072
      Socially Responsible Growth Fund, Inc. - Enhanced contract ............            57,588.637      25.135789       1,447,536
      Stock Index Fund - Basic contract .....................................           924,662.564      23.951750      22,147,287
      Stock Index Fund - Enhanced contract ..................................            65,533.674      24.242906       1,588,727
  Janus Aspen Series:
      Aggressive Growth Portfolio - Basic contract ..........................           396,557.687      36.068642      14,303,298
      Aggressive Growth Portfolio - Enhanced contract .......................            23,143.865      36.507307         844,920
      Worldwide Growth Portfolio - Basic contract ...........................           910,884.507      32.558270      29,656,824
      Worldwide Growth Portfolio - Enhanced contract ........................            95,306.242      32.953985       3,140,720
      Balanced Portfolio - Basic contract ...................................         1,127,059.575      23.368428      26,337,610
      Balanced Portfolio - Enhanced contract ................................           201,049.216      23.652829       4,755,383
      Capital Appreciation Portfolio - Basic contract .......................            87,500.549      13.247549       1,159,168
      Capital Appreciation Portfolio - Enhanced contract.....................             9,739.872      13.273610         129,283
  Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund - Basic contract ...............................           194,136.375      18.631352       3,617,023
      Basic Value Focus Fund - Enhanced contract ............................            12,441.652      18.857875         234,623
      Global Strategy Focus Fund - Basic contract ...........................            26,916.938      16.095271         433,236
      Global Strategy Focus Fund - Enhanced contract ........................             1,651.544      16.291055          26,906
      High Current Income Fund - Basic contract .............................           132,170.589      12.209776       1,613,774
      High Current Income Fund - Enhanced contract ..........................             4,084.927      12.351694          50,456
      Domestic Money Market Fund - Basic contract ...........................         1,221,067.482       1.153121       1,408,038
      Domestic Money Market Fund - Enhanced contract ........................            27,497.780       1.166484          32,076
  Morgan Stanley Dean Witter Universal Funds, Inc.:
      Fixed Income Portfolio - Basic contract ...............................            99,847.422      11.121384       1,110,442
      Fixed Income Portfolio - Enhanced contract ............................            22,325.689      11.209782         250,266
      U.S. Real Estate Portfolio - Basic contract ...........................            75,971.027      10.529927         799,969
      U.S. Real Estate Portfolio - Enhanced contract ........................             2,732.297      10.613648          29,000
  PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio - Basic contract ..................................            38,048.576      22.299325         848,456
      Growth II Portfolio - Enhanced contract ...............................             3,429.359      22.476404          77,080
      Technology & Communications Portfolio - Basic contract ................           251,774.582      44.519838      11,208,963
      Technology & Communications Portfolio - Enhanced contract .............            25,951.046      44.873014       1,164,502
  Strong Funds:
      Opportunity Fund II - Basic contract ..................................           166,404.289      18.396025       3,061,178
      Opportunity Fund II - Enhanced contract ...............................            11,206.830      18.542097         207,798
----------------------------------------------------------------------------------------------------------------------------------

               Net assets attributable to variable annuity contract holders.......................................     164,932,414
----------------------------------------------------------------------------------------------------------------------------------

               Net assets.........................................................................................   $ 164,932,414
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999



                                                                                         BT Insurance Funds Trust
                                                                                --------------------------------------------------
                                                                                    EAFE             Equity               Small
                                                                                   Equity             500                  Cap
                                                                                   Index             Index                Index
                                                                                   Fund*             Fund*                Fund*
==================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $    2,211         $    1,130         $    4,074

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              162                428                958
----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            2,049                702              3,116

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               57                193              8,312
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            4,401              9,620             10,751
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........            4,458              9,813             19,063
----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $    6,507       $     10,515         $   22,179
==================================================================================================================================


==================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                --------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                Small
                                                                                Appreciation           Income               Cap
                                                                                  Portfolio           Portfolio          Portfolio
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $   139,230         $   121,958        $     2,780

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           157,051              34,926             56,668
-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................           (17,821)             87,032            (53,888)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           297,829              26,751            (19,938)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           937,839             315,499           1,063,698
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........         1,235,668             342,250           1,043,760
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $ 1,217,847         $   429,282        $    989,872
===================================================================================================================================



==================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   334,708         $   401,494

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             90,012             242,666
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            244,696             158,828

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            150,790             429,799
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,566,874           2,861,998
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........          1,717,664           3,291,797
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...        $ 1,962,360         $ 3,450,625
================================================================================================================


====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                          ----------------------------------------------------------

                                                                           Aggressive     Worldwide                       Capital
                                                                            Growth         Growth        Balanced       Appreciation
                                                                           Portfolio      Portfolio      Portfolio       Portfolio*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   286,294    $    37,635    $   573,864    $    2,458
Expenses:
     Mortality and expense risk fees (Note 4) ..........................       114,366        281,263        287,442         4,255
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       171,928       (243,628)       286,422        (1,797)
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       386,728        424,671        407,891        11,911
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     7,080,176     11,844,797      4,702,529       290,572
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........     7,466,904     12,269,468      5,110,420       302,483
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $ 7,638,832    $12,025,840    $ 5,396,842    $   300,686
====================================================================================================================================


====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   732,724    $    58,449    $   172,513    $    60,062

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        42,425          4,560         19,440         20,925
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       690,299         53,889        153,073         39,137

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         6,726         (9,522)       (55,124)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (134,332)        27,687        (27,280)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........      (127,606)        18,165        (82,404)             0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   562,693    $    72,054    $    70,669    $    39,137
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    65,188    $    45,055    $         0    $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        14,817          9,559          6,988         69,699
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        50,371         35,496         (6,988)       (69,699)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (13,990)       (16,942)        11,405      1,006,192
     Net change in unrealized appreciation (depreciation) of
         investments in portfolio shares ..............................        (72,679)       (46,204)       400,492      6,228,179
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (86,669)       (63,146)       411,897      7,234,371
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   (36,298)   $   (27,650)   $   404,909    $ 7,164,672
====================================================================================================================================

===================================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
===================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $   236,476         $ 3,278,303

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                31,673           1,490,283
-------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................               204,803           1,788,020

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                15,688           3,069,427
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................               515,792          37,580,409
-------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........               531,480          40,649,836
-------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $   736,283         $42,437,856
===================================================================================================================


*For the period May1, 1999 (commencement of operations) to December 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================
                                                                                          BT Insurance Funds Trust
                                                                                ---------------------------------------------------
                                                                                    EAFE             Equity          Small
                                                                                   Equity             500             Cap
                                                                                   Index             Index           Index
                                                                                   Fund*             Fund*           Fund*
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $      2,049       $     702        $    3,116
     Net realized gain (loss) on sale of investments in portfolio shares                 57             193             8,312
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................              4,401           9,620            10,751
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........              6,507          10,515            22,179

Changes from principal transactions:
     Contract purchase payments ........................................             30,901          63,507            66,533
     Contract redemptions ..............................................             0               (1,257)           0
     Net transfers (to) from fixed account .............................             14,696          45,631            19,797
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......             45,597         107,881            86,330
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................             52,104         118,396           108,509
Net assets, beginning of period ........................................            0               0                 0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $     52,104       $ 118,396        $  108,509
===================================================================================================================================

===================================================================================================================================
                                                                                         Dreyfus Variable Investment Fund
                                                                                ---------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                Small
                                                                                Appreciation           Income               Cap
                                                                                  Portfolio           Portfolio          Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (17,821)       $     87,032        $   (53,888)
     Net realized gain (loss) on sale of investments in portfolio shares            297,829              26,751            (19,938)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            937,839             315,499          1,063,698
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,217,847             429,282            989,872

Changes from principal transactions:
     Contract purchase payments ........................................          5,003,811           1,105,038          2,032,391
     Contract redemptions ..............................................           (584,137)           (175,035)          (251,049)
     Net transfers (to) from fixed account .............................            189,428             (30,194)           (61,025)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          4,609,102             899,809          1,720,317
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,826,949           1,329,091          2,710,189
Net assets, beginning of period ........................................          9,340,643           2,094,884          3,128,035
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $ 15,167,592        $  3,423,975        $ 5,838,224
===================================================================================================================================

===================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    244,696        $    158,828
     Net realized gain (loss) on sale of investments in portfolio shares             150,790             429,799
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           1,566,874           2,861,998
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........           1,962,360           3,450,625

Changes from principal transactions:
     Contract purchase payments ........................................           3,231,702           7,139,341
     Contract redemptions ..............................................            (342,650)           (964,103)
     Net transfers (to) from fixed account .............................             578,698              78,571
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           3,467,750           6,253,809
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           5,430,110           9,704,434
Net assets, beginning of period ........................................           4,556,498          14,031,580
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  9,986,608        $ 23,736,014
================================================================================================================

===================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ---------------------------------------------------------------
                                                                      Aggressive        Worldwide                       Capital
                                                                         Growth           Growth         Balanced      Appreciation
                                                                       Portfolio        Portfolio        Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    171,928     $   (243,628)    $    286,422     $    (1,797)
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................      386,728          424,671          407,891          11,911
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    7,080,176       11,844,797        4,702,529         290,572
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    7,638,832       12,025,840        5,396,842         300,686

Changes from principal transactions:
     Contract purchase payments ...................................    2,541,319        7,077,425        9,665,256         423,543
     Contract redemptions .........................................     (397,854)      (1,026,936)      (1,405,476)        (10,601)
     Net transfers (to) from fixed account ........................      839,802          619,258        2,926,031         574,823
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..    2,983,267        6,669,747       11,185,811         987,765
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................   10,622,099       18,695,587       16,582,653       1,288,451
Net assets, beginning of period ...................................    4,526,119       14,101,957       14,510,340               0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $ 15,148,218     $ 32,797,544     $ 31,092,993     $ 1,288,451
===================================================================================================================================


====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   690,299    $    53,889    $   153,073    $   39,137
     Net realized gain (loss) on sale of investments in portfolio shares        (6,726)        (9,522)       (55,124)            0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (134,332)        27,687        (27,280)            0
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........       562,693         72,054         70,669        39,137

Changes from principal transactions:
     Contract purchase payments ........................................      1,114,426       106,655        359,410     1,020,687
     Contract redemptions ..............................................       (158,125)      (21,890)       (73,744)     (110,314)
     Net transfers (to) from fixed account .............................       (187,654)      (51,177)      (135,388)     (507,341)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......        768,647        33,588        150,278       403,032
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,331,340        105,642        220,947       442,169
Net assets, beginning of period ........................................     2,520,306        354,500      1,443,283       997,945
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 3,851,646    $   460,142    $ 1,664,230    $1,440,114
===================================================================================================================================

===================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           --------------------------------------------------------
                                                                                             U.S.                      Technology
                                                                             Fixed           Real          Growth          and
                                                                             Income         Estate           II      Communications
                                                                            Portfolio      Portfolio      Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    50,371    $    35,496    $    (6,988)  $   (69,699)
     Net realized gain (loss) on sale of investments in portfolio shares       (13,990)       (16,942)        11,405     1,006,192
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (72,679)       (46,204)       400,492     6,228,179

          Net increase (decrease) in net assets from operations ........       (36,298)       (27,650)       404,909     7,164,672

Changes from principal transactions:
     Contract purchase payments ........................................       634,154        269,084        162,678     1,824,129
     Contract redemptions ..............................................      (118,652)       (58,208)       (31,695)     (146,246)
     Net transfers (to) from fixed account .............................        99,593        (19,321)        69,837     1,982,037

          Net increase in net assets from principal transactions .......       615,095        191,555        200,820     3,659,920

               Net increase in net assets ..............................       578,797        163,905        605,729    10,824,592
Net assets, beginning of period ........................................       781,911        665,064        319,807     1,548,873

Net assets, end of period ..............................................   $ 1,360,708    $   828,969    $   925,536   $12,373,465
===================================================================================================================================

===================================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $    204,803        $  1,788,020
     Net realized gain (loss) on sale of investments in portfolio shares                 15,688           3,069,427
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                515,792          37,580,409
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                736,283          42,437,856

Changes from principal transactions:
     Contract purchase payments ........................................                967,326          44,839,316
     Contract redemptions ..............................................               (248,785)         (6,126,757)
     Net transfers (to) from fixed account .............................                102,057           7,148,159
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......                820,598          45,860,718
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,556,881          88,298,574
Net assets, beginning of period ........................................              1,712,095          76,633,840
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  3,268,976        $164,932,414
======================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998



====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and               Small
                                                                                Appreciation           Income              Cap
                                                                                  Portfolio           Portfolio         Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (27,504)       $     17,835        $    22,943
     Net realized gain (loss) on sale of investments in portfolio shares             80,800              (7,622)           (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,537,721             124,226            (77,296)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,591,017             134,439            (72,754)

Changes from principal transactions:
     Contract purchase payments ........................................          3,493,049           1,319,418          1,968,291
     Contract redemptions ..............................................           (283,084)            (37,005)           (62,726)
     Net transfers (to) from fixed account .............................            623,341             117,220            224,657
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          3,833,306           1,399,633          2,130,222
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,424,323           1,534,072          2,057,468
Net assets, beginning of period ........................................          3,916,320             560,812          1,070,567
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $  9,340,643        $  2,094,884        $ 3,128,035
===================================================================================================================================

===================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    131,953        $     42,191
     Net realized gain (loss) on sale of investments in portfolio shares              33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........             830,126           2,202,532

Changes from principal transactions:
     Contract purchase payments ........................................           1,499,937           6,196,975
     Contract redemptions ..............................................            (122,782)           (315,162)
     Net transfers (to) from fixed account .............................             254,932             722,941
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           1,632,087           6,604,754
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           2,462,213           8,807,286
Net assets, beginning of period ........................................           2,094,285           5,224,294
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  4,556,498        $ 14,031,580
================================================================================================================

====================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ----------------------------------------------------------------
                                                                                                                           Short-
                                                                      Aggressive        Worldwide                          Term
                                                                         Growth           Growth         Balanced          Bond
                                                                       Portfolio        Portfolio        Portfolio       Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    (40,580)    $    272,716     $    334,930     $       283
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................       29,417           94,500           54,985          (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    1,063,481        1,997,580        2,551,784           7,834
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    1,052,318        2,364,796        2,941,699           1,088

Changes from principal transactions:
     Contract purchase payments ...................................    1,211,114        4,957,213        5,335,110           3,730
     Contract redemptions .........................................     (200,425)        (384,734)        (361,309)             (5)
     Net transfers (to) from fixed account ........................      (90,308)         413,880          699,782         (70,939)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..      920,381        4,986,359        5,673,583         (67,214)
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................    1,972,699        7,351,155        8,615,282         (66,126)
Net assets, beginning of period ...................................    2,553,420        6,750,802        5,895,058          66,126
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $  4,526,119     $ 14,101,957     $ 14,510,340     $         0
===================================================================================================================================

===================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           --------------------------------------------------------
                                                                              Basic           Global          High        Domestic
                                                                              Value          Strategy        Current       Money
                                                                              Focus           Focus           Income       Market
                                                                              Fund            Fund            Fund          Fund
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   134,217    $    34,716    $   105,219   $    29,208
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)            0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)            0
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........        86,721         19,957        (72,042)       29,208

Changes from principal transactions:
     Contract purchase payments ........................................     1,501,132        113,474        720,476     1,401,235
     Contract redemptions ..............................................       (65,000)        (9,043)       (60,276)      (24,217)
     Net transfers (to) from fixed account .............................       (15,754)        (4,752)        40,846    (1,173,203)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......     1,420,378         99,679        701,046       203,815
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,507,099        119,636        629,004       233,023
Net assets, beginning of period ........................................     1,013,207        234,864        814,279       764,922
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 2,520,306    $   354,500    $ 1,443,283   $   997,945
===================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------   -------------------------
                                                                                             U.S.                      Technology
                                                                             Fixed           Real          Growth         and
                                                                             Income         Estate           II      Communications
                                                                            Portfolio      Portfolio      Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    31,152    $    16,236    $    (2,974)  $   (11,977)
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596         4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827       337,130

          Net increase (decrease) in net assets from operations ........        23,015        (53,367)        20,449       329,552

Changes from principal transactions:
     Contract purchase payments ........................................       354,893        455,030        121,131       644,581
     Contract redemptions ..............................................        (6,605)       (11,846)        (2,291)      (38,053)
     Net transfers (to) from fixed account .............................       333,864         36,326          5,646        81,794

          Net increase in net assets from principal transactions .......       682,152        479,510        124,486       688,322

               Net increase in net assets ..............................       705,167        426,143        144,935     1,017,874
Net assets, beginning of period ........................................        76,744        238,921        174,872       530,999

Net assets, end of period ..............................................   $   781,911    $   665,064    $   319,807   $ 1,548,873
===================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $     80,063        $  1,170,627
     Net realized gain (loss) on sale of investments in portfolio shares                 (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                 28,800           9,940,493
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                104,982          11,533,736

Changes from principal transactions:
     Contract purchase payments ........................................              1,062,529          32,359,318
     Contract redemptions ..............................................                (24,103)         (2,008,666)
     Net transfers (to) from fixed account .............................                131,106           2,331,379
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......              1,169,532          32,682,031
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,274,514          44,215,767
Net assets, beginning of period ........................................                437,581          32,418,073
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  1,712,095        $ 76,633,840
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1999


                                                        Basic Contracts

===================================================================================================================================
                                           BT Insurance Funds Trust
                                           ----------------------------------------------------
                                           EAFE              Equity              Small
                                           Equity             500                Cap
                                           Index             Index               Index
                                           Fund*             Fund*               Fund*
 ==================================================================================================================================
Units outstanding, December 31, 1998       0.000              0.000              0.000


Units purchased                            3,810.276          10,331.080         8,647.306

Units redeemed                             0.000                (153.843)        0.000
                                           -----------        -----------        -----------

Units outstanding December 31, 1999        3,810.276          10,177.237         8,647.306
                                           ===========        ===========        ===========
==================================================================================================================================


==================================================================================================================================
                                                   Dreyfus Variable Investment Fund                          Dreyfus Funds
                                           -------------------------------------------------        ------------------------------
                                                                Growth                                Socially
                                             Capital             and               Small            Responsible           Stock
                                          Appreciation          Income              Cap               Growth              Index
                                            Portfolio          Portfolio          Portfolio          Fund, Inc.           Fund
==================================================================================================================================
Units outstanding, December 31, 1998       445,340.210        153,859.242        256,140.224        229,710.625        665,996.241


Units purchased                            217,121.521         79,738.069        153,642.007        128,882.124        306,191.129

Units redeemed                             (25,859.370)       (14,099.071)       (22,151.754)       (14,740.914)       (47,524.806)
                                           -----------        -----------        -----------        -----------        -----------

Units outstanding December 31, 1999        636,602.361        219,498.240        387,630.477        343,851.835        924,662.564
                                           ===========        ===========        ===========        ===========        ===========
==================================================================================================================================

==================================================================================================================================

                                                                    Janus Aspen Series
                                           -------------------------------------------------------------------

                                           Aggressive          Worldwide                              Capital
                                             Growth             Growth            Balanced          Appreciation
                                            Portfolio          Portfolio          Portfolio          Portfolio*
==================================================================================================================================

Units outstanding, December 31, 1998       276,028.214        689,148.869        765,170.784          0.000


Units purchased                            137,108.637        264,930.013        425,009.063         87,758.737

Units redeemed                             (16,579.164)       (43,194.375)       (63,120.272)          (258.188)
                                           -----------        -----------        -----------        -----------

Units outstanding December 31, 1999        396,557.687        910,884.507      1,127,059.575         87,500.549
                                           ===========        ===========        ===========        ===========
===============================================================================================================

===================================================================================================================================

                                                        Merrill Lynch Variable Series Funds, Inc.
                                           --------------------------------------------------------------------

                                              Basic              Global             High             Domestic
                                              Value             Strategy           Current            Money
                                              Focus              Focus             Income             Market
                                              Fund                Fund              Fund              Fund
===============================================================================================================
Units outstanding, December 31, 1997        154,675.988        25,160.717        119,716.657         876,845.270


Units purchased                              59,353.126         6,745.277         29,377.214        873,314.568

Units redeemed                              (19,892.739)       (4,989.056)       (16,923.282)       (529,092.356)
                                           -------------      -------------      -------------      -------------


Units outstanding December 31, 1998         194,136.375        26,916.938        132,170.589       1,221,067.482
                                           =============      =============     =============      =============
==================================================================================================================================

==================================================================================================================================
                                                   Morgan Stanley                                 PBHG Insurance         Strong
                                                Universal Funds, Inc.                            Series Fund, Inc.        Funds
                                           ------------------------------         ------------------------------------------------
                                                                  U.S.                              Technology
                                             Fixed               Real              Growth               and           Opportunity
                                             Income             Estate               II            Communications         Fund
                                            Portfolio          Portfolio          Portfolio          Portfolio             II
==================================================================================================================================
Units outstanding, December 31, 1998        67,599.236         61,094.222         27,306.830        112,549.063        120,817.718


Units purchased                             50,426.949         22,075.300         12,913.485         145,514.537        60,905.113

Units redeemed                             (18,178.763)        (7,198.495)        (2,171.739)        (6,289.018)       (15,318.542)
                                           -------------     ------------      -------------      -------------      -------------

Units outstanding December 31, 1999         99,847.422         75,971.027         38,048.576        251,774.582        166,404.289
                                           =============     ============      =============      =============      =============
==================================================================================================================================

*For the period May 1, 1999 (commencement of operations to december 31, 1999
 The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                             Enhanced Contracts

==================================================================================================================================
                                           BT Insurance Funds Trust
                                           --------------------------------------------------
                                           EAFE              Equity              Small
                                           Equity             500                Cap
                                           Index             Index               Index
                                           Fund*             Fund*               Fund*
 ============================================================================================
=============================================================================================
Units outstanding, December 31, 1998       0.000              0.000              0.000


Units purchased                            541.551            757.647            691.364

Units redeemed                             (0.059)            0.000              0.000
                                           -----------        -----------        -----------

Units outstanding December 31, 1999        541.492            757.647            691.364
                                           ===========        ===========        ===========
==================================================================================================================================

==================================================================================================================================

                                                  Dreyfus Variable Investment Fund                      Dreyfus Funds
                                           ----------------------------------------------        ---------------------------
                                                               Growth                             Socially
                                            Capital             and              Small          Responsible         Stock
                                          Appreciation         Income             Cap              Growth           Index
                                            Portfolio         Portfolio        Portfolio         Fund, Inc.          Fund
============================================================================================================================
Units outstanding, December 31, 1998       20,198.098        11,391.202        13,863.364         5,962.423        31,533.165


Units purchased                            31,665.501         4,532.669        16,329.526        53,033.972        35,819.180

Units redeemed                             (2,065.863)       (1,495.579)       (3,606.841)       (1,407.758)       (1,818.671)
                                           ----------        ----------        ----------       ----------       ----------

Units outstanding December 31, 1999        49,797.736        14,428.292        26,586.049        57,588.637        65,533.674
                                          ==========        ==========        ==========        ==========        ==========
==================================================================================================================================

==================================================================================================================================

                                                                   Janus Aspen Series
                                           --------------------------------------------------------------------
                                           Aggressive        Worldwide                            Capital
                                             Growth            Growth          Balanced         Appreciation
                                           Portfolio         Portfolio         Portfolio          Portfolio*
===============================================================================================================
Units outstanding, December 31, 1998         3,311.189       14,225.653        12,092.854        0.000


Units purchased                             20,689.190       84,333.217       193,959.191       10,673.619

Units redeemed                                (856.514)      (3,252.628)       (5,002.829)        (933.747)
                                            ----------        ----------        ----------      -----------

Units outstanding December 31, 1999         23,143.865       95,306.242       201,049.216        9,739.872
                                            ==========       ==========       ===========        ==========
===========================================================================================================

==================================================================================================================================

                                                       Merrill Lynch Variable Series Funds, Inc.
                                           ----------------------------------------------------------------
                                             Basic             Global             High           Domestic
                                             Value            Strategy           Current          Money
                                             Focus             Focus             Income           Market
                                             Fund              Fund               Fund            Fund
===========================================================================================================
Units outstanding, December 31, 1998        7,075.336         1,230.646         3,945.423        15,490.877


Units purchased                             5,615.939           824.733           955.030        26,606.247

Units redeemed                               (249.623)         (403.835)         (815.526)      (14,599.344)
                                            ----------        ----------        ----------       ----------

Units outstanding December 31, 1999         12,441.652         1,651.544        4,084.927        27,497.780
                                            ==========        ==========        ==========       ==========
==================================================================================================================================

==================================================================================================================================

                                                 Morgan Stanley                      PBHG Insurance                 Strong
                                              Universal Funds, Inc.                 Series Fund, Inc.               Funds
                                           ----------------------------        ------------------------------    -----------
                                                                U.S.                             Technology
                                             Fixed              Real             Growth             and          Opportunity
                                            Income             Estate              II          Communications        Fund
                                           Portfolio          Portfolio         Portfolio        Portfolio            II
============================================================================================================================
Units outstanding, December 31, 1998           706.067          365.320           763.702        2,340.838         3,173.858


Units purchased                             22,764.255        2,782.115         2,806.089       23,756.398         8,268.358

Units redeemed                              (1,144.633)        (415.138)         (140.432)        (146.190)         (235.386)
                                           ----------        ----------        ----------        ----------        ---------

Units outstanding December 31, 1999         22,325.689        2,732.297         3,429.359       25,951.046        11,206.830
                                            ==========        ==========        ==========      ==========        =========
============================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

(1)  GENERAL
     Annuity Investors Variable Account A (the"Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

     At December 31, 1999, the following investment options were available:

                  BT Insurance Funds Trust:
o        EAFE Equity Index Fund
o        Equity 500 Index Fund
o        Small Cap Index Fund
                  The Dreyfus Variable Investment Fund:
o        Capital Appreciation Portfolio
o        Growth and Income Portfolio
o        Small Cap Portfolio
                  Dreyfus Funds:
o        Socially Responsible Growth Fund, Inc.
o        Stock Index Fund
                  Janus Aspen Series:
o        Aggressive Growth Portfolio
o        Worldwide Growth Portfolio
o        Balanced Portfolio
o        Capital Appreciation Portfolio
                  Merrill Lynch Variable Series Funds, Inc.:
o        Domestic Money Market Fund
o        Basic Value Focus Fund
o        Global Strategy Focus Fund
o        High Current Income Fund
                  Morgan Stanley Dean Witter Universal Funds, Inc.:
o        Fixed Income Portfolio
o        U.S. Real Estate Portfolio
                  PBHG Insurance Series Fund, Inc.:
o        Growth II Portfolio
o        Technology & Communications Portfolio
                  Strong Funds:
o        Opportunity Fund II

The following variable sub-accounts were added to the account on May 1, 1999: BT Insurance Funds Trust EAFE Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund; Janus Aspen Series Capital Appreciation Portfolio. No variable sub-accounts were deleted from the account in 1999.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

     Investments

     Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first out basis. The Account does not hold any investments which are restricted as to resale. Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contrat's pro rata share of the assets of the Account as of the beginning of the valuation date.

     Federal Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

    Net Assets Attributable to Variable Annuity Contract Holders

     The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
     (loss) and  unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(3)  PURCHASE AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 1999 is as follows:

                                                                 1999
                                                           ---------------
                                                                      Proceeds
                                                       Cost of          from
                                                      Purchases         Sales

BT Insurance Funds Trust:
     EAFE Equity Index Fund                        $     48,394    $        748
     Equity 500 Index Fund                              110,960           2,377
     Small Cap Index Fund                               263,022         173,576
The Dreyfus Variable Investment Fund:
     Capital Appreciation Portfolio                   5,306,728         715,446
     Growth and Income Portfolio                      1,294,121         307,280
     Small Cap Portfolio                              2,117,717         451,288
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc.           4,075,787         363,342
     Stock Index Fund                                 7,501,323       1,088,686
Janus Aspen Series:
     Aggressive Growth Portfolio                      3,819,600         664,405
     Worldwide Growth Portfolio                       7,260,011         833,892
     Balanced Portfolio                              12,453,668         981,435
     Capital Appreciation Portfolio                   1,275,107         289,139
Merrill Lynch Variable Series Funds, Inc.:
     Basic Value Focus Fund                           1,768,304         309,358
     Global Strategy Focus Fund                         189,812         102,335
     High Current Income Fund                           609,776         306,426
     Domestic Money Market Fund                       3,002,442       2,560,273
Morgan Stanley Dean Witter Universal Funds, Inc.:
     Fixed Income Portfolio                           1,050,751         385,286
     U.S. Real Estate Portfolio                         325,368          98,317
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio                                242,849          49,017
     Technology & Communications Portfolio            5,356,348       1,766,127
Strong Funds:
     Opportunity Fund II                              1,344,748         319,348
                                                      ---------        --------
           Total                                   $ 59,416,836    $ 11,768,101
                                                     ==========      ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999


(4)  DEDUCTIONS AND EXPENSES

     Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or the other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,398,650 for the year ended December 31, 1999.

     In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $91,633 for the year ended December 31, 1999.

     Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

     In addition, the Company may deduct units from Contracts annually and upon full surrender to cover an administrative fee of $25 These expenses totaled $112,132 for the year ended December 31, 1999.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(6)  NET ASSETS

     The following is a  reconciliation  of net assets at December 31, 1999:

                                                                       1999

     Proceeds from the sales of units since organization,
         less cost of units redeemed                             $ 108,507,791
     Undistributed net investment income                             3,416,421
     Undistributed net realized gains on sale of investments         3,548,649
     Net unrealized appreciation of investments                     49,459,553
                                                                   -----------
     Net assets, end of period                                   $ 164,932,414
                                                                   ===========

                            ANNUITY INVESTORS LIFE

                                INSURANCE COMPANY


                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1999 and 1998
                       With Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1999 and 1998




                                Contents


Report of Independent Auditors............................................1

Audited Statutory-Basis Financial Statements

Balance Sheets - Statutory-Basis..........................................2
Statements of Operations - Statutory-Basis................................3
Statements of Changes in Capital and Surplus -
Statutory-Basis...........................................................4
Statements of Cash Flows - Statutory-Basis................................5
Notes to Statutory-Basis Financial Statements.............................6

                       Report of Independent Auditors


Board of Directors
Annuity Investors Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. As described in Notes B and I to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and I. In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended. However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                          /S/ Ernst & Young, LLP
                                          -------------------------
                                             Ernst & Young, LLP
March 9, 2000

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                STATUTORY-BASIS

                                                                                             December 31
                                                                                1999                       1998
     ADMITTED ASSETS
     Cash and investments
         Fixed maturities - at amortized cost
              (market value - $182,867,342 and $105,451,926)                $193,743,079               $104,080,672
         Policy loans                                                          3,047,433                  1,293,252
         Short-term investments                                               10,926,798                 15,489,533
         Cash                                                                  3,899,250                4,400,560

         Total cash and investments                                          211,616,560                125,264,017

     Investment income due and accrued                                         2,755,329                  1,787,577
     Reinsurance ceded receivable                                                 29,185                     36,505
     Other admitted assets                                                       350,792                     67,656

         Total General Account admitted assets                               214,751,866                127,155,755
     Separate Account assets                                                 354,371,093                120,049,207

         Total admitted assets                                              $569,122,959               $247,204,962

     LIABILITIES, CAPITAL AND SURPLUS
     Annuity reserves                                                       $193,500,443               $106,630,855
     Policy and contract claims                                                1,113,896                  1,190,191
     Commissions due and accrued                                                 438,742                    312,211
     General expenses due and accrued                                            386,507                    258,781
     Transfers to Separate Accounts due and
     accrued (contingent deferred sales charges)                             (14,823,799)                (6,469,163)
     Taxes, licenses and fees due and accrued                                     19,861                     79,500
     Asset valuation reserve                                                     736,841                    370,700
     Reinsurance ceded payable                                                    58,000                    416,051
     Payable to parent and affiliates                                            322,213                    288,222
     Payable for securities                                                            -                  2,005,397
     Remittances and items not allocated                                       5,862,365                    497,147
     Other liabilities                                                             21,380                     227,316

         Total General Account liabilities                                   187,636,449                105,807,208
     Separate Account liabilities                                            354,371,093                120,049,207

         Total liabilities                                                   542,007,542                225,856,415

     Common stock, par value- $125 per share:
         - 25,000 shares authorized
         - 20,000 shares issued and outstanding                                2,500,000                  2,500,000
     Gross paid-in and contributed surplus                                    34,550,000                 24,550,000
     Unassigned deficit                                                       (9,934,583)                (5,701,453)
                                                                              ----------                 ----------

         Total capital and surplus                                            27,115,417                 21,348,547

         Total liabilities, capital and surplus                             $569,122,959               $247,204,962


                See notes to statutory-basis financial statements
                                        2

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS



                                                                                    Year ended December 31

                                                                                   1999                 1998
     Revenues
         Premiums and annuity considerations                                $  59,560,346         $  72,586,568
         Deposit-type funds                                                   204,983,631            89,221,073
         Net investment income                                                 10,592,696             4,811,248
         Amortization of interest maintenance reserve                             (23,774)               (2,884)
         Commission and expense allowance on reinsurance ceded                     11,920                36,505
         Contract charges - Separate Accounts                                   2,975,960               938,114
         Other income                                                             624,366               175,491

                Total revenue                                                 278,725,145           167,766,115

     Benefits and expenses
         Increase in aggregate reserves                                        86,869,589            83,443,867
         Increase (decrease) in policy and contract claim
         reserves                                                                 (76,295)            1,190,191
         Policyholders' benefits                                               25,208,176             6,298,169
         Commissions                                                           17,014,820            12,860,357
         General insurance expenses                                             8,852,677             5,805,845
         Taxes, licenses and fees                                                 489,962               437,001
         Net transfers to Separate Accounts                                   144,083,078            62,546,680

                Total benefits and expenses                                   282,442,007           172,582,110

     Loss from operations before federal income taxes                          (3,716,862)           (4,815,995)

     Benefit for federal income taxes                                                    -                     -

     Loss from operations after federal income taxes before                    (3,716,862)           (4,815,995)
     net realized capital losses

     Net realized capital losses:
         Net realized capital losses before federal income                       (412,324)               (2,828)
         taxes and transfer to IMR
         Capital loss tax benefit                                                       -                     -
         Interest maintenance reserve transfer (net of tax)                       268,011                 1,838

                Net realized capital losses after transfer to IMR                (144,313)                 (990)

     Net loss                                                               $  (3,861,175)          $(4,816,985)



                                         See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS



                                                                                   Year ended December 31

                                                                                 1999                   1998
     Common stock
         Balance at beginning and end of year                               $   2,500,000         $   2,500,000


     Gross paid-in and contributed surplus
         Balance at beginning of year                                       $  24,550,000         $  17,550,000
         Surplus contribution by parent                                        10,000,000             7,000,000

                Balance at end of year                                      $  34,550,000         $  24,550,000


     Unassigned deficit
         Balance at beginning of year                                       $  (5,701,453)        $    (154,910)
         Net loss                                                              (3,861,175)           (4,816,985)
         Increase in non-admitted assets                                          (39,698)             (336,458)
         Increase in asset valuation reserve                                     (366,142)             (244,624)
         Adjustment for prior year taxes                                           33,885              (148,476)

                Balance at end of year                                      $  (9,934,583)        $  (5,701,453)


     Total capital and surplus                                              $  27,115,417         $  21,348,547


                                           See notes to statutory-basis financial statements


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS


                                                                                   Year ended December 31

                                                                                  1999                  1998
     Operations:
         Premiums and annuity considerations                                $  59,560,346         $  72,586,568
         Deposit-type funds                                                   204,983,631            89,221,073
         Net investment income                                                  9,706,002             3,673,508
         Net increase in policy loans                                          (1,754,181)           (1,011,494)
         Policyholder benefits paid                                           (25,232,406)           (6,298,169)
         Commissions, expenses and other taxes paid                           (26,183,048)          (18,779,248)
         Net transfers to Separate Accounts                                  (152,437,714)          (66,844,972)
         Contract charges - Separate Accounts                                   2,975,960               938,114
         Other cash provided (used)                                             5,414,876              (200,930)

                Net cash provided by operations                                77,033,466            73,284,450

     Investing activities:
         Sale, maturity or repayment of fixed maturities                       17,388,402             4,617,366
         Purchase of fixed maturities                                        (107,480,516)          (75,650,853)
         Cash (used) provided from receivable/payable
         for securities                                                        (2,005,397)            2,005,397

                Net cash used in investment activities                        (92,097,511)          (69,028,090)

     Financing activities:
         Surplus paid in                                                       10,000,000             7,000,000

                Net cash provided by financing activities                      10,000,000             7,000,000


     Net (decrease) increase in cash and short-term
     investments                                                               (5,064,045)           11,256,360

     Cash and short-term investments at beginning of year                      19,890,093             8,633,733

     Cash and short-term investments at end of year                         $  14,826,048         $  19,890,093



                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1999 AND 1998

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc. ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc.("AFG") owned 83% as of December 31, 1999.

AILIC's products are variable and fixed annuities. The variable annuities are reported as deposit-type funds and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 1999 and 1998, the individual fixed annuity products represented approximately 23% and 45%, respectively, of total production

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance
Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a) annuity receipts and deposit-type funds are accounted for as revenues versus liabilities;
(b) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(c) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(d) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(e) investments in fixed maturity securities considered "available for sale" (as defined by GAAP)are generally recorded at amortized cost versus market;
(f) an Asset Valuation Reserve ("AVR")is provided which reclassifies a portion of surplus to liabilities; and
(g)  the cost of certain assets designated as "non-admitted assets"
     (principally advance commissions paid to agents)is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

INVESTMENTS (continued)

Short-term  investments having original  maturities of three months or less when
purchased  are   considered  to  be  cash   equivalents   for  purposes  of  the
statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and deposit-type funds are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in other income.

ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $193.5 million and $106.6 million at December 31, 1999 and 1998, respectively.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES American Financial Corporation ("AFC") files consolidated federal income tax returns which include AILIC. The provision for income taxes has been computed as if AILIC had filed tax returns on a separate company basis. In accordance with terms of AAG's indentures, AAG receives AILIC's tax allocation payments and any amounts owed to AFC are paid by AAG.

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by AAG. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of AAG for the benefit of the employees of AAG and its subsidiaries. Contributions are discretionary by the Board of Directors of AAG and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age 60.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:

                                                                                                 1999
                                                                  Carrying            Market                Gross Unrealized
                                                                   Value              Value             Gains             Losses

     U.S. Government and government
         agencies and authorities                               $  23,638,025      $ 22,894,844      $  13,899      $    757,080
     Public utilities                                               7,860,872         7,467,832              -           393,040
     Mortgage-backed securities                                    84,039,756        78,987,840         22,523         5,074,439
     All other corporate                                           78,204,426        73,516,826        112,294         4,799,894

         Total fixed maturity investments                        $193,743,079      $182,867,342       $148,716       $11,024,453


                                                                                                    1998
                                                                   Carrying            Market                Gross Unrealized
                                                                    Value               Value            Gains              Losses
     U.S. Government and government
         agencies and authorities                               $  11,468,057     $  11,725,221      $   257,164    $          -
     Public Utilities                                               3,515,521         3,572,345           56,824               -
     Mortgage-backed securities                                    36,024,471        35,613,490          241,662         652,643
     All other corporate                                          53,072,623         54,540,870        1,485,224          16,977

         Total fixed maturity investments                        $104,080,672      $105,451,926       $2,040,874        $669,620


The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 1999:

                                                                                                  Carrying              Market
                                                                                                   Value                Value

Bonds by maturity:
     Due within 1 year or less                                                              $    4,207,465         $   4,174,380
     Over 1 year through 5 years                                                                18,607,502            18,066,284
     Over 5 years through 10 years                                                              93,436,969            88,555,502
     Over 10 years through 20 years                                                             54,382,249            50,109,709
     Over 20 years                                                                              23,108,894            21,961,467

                Total bonds by maturity                                                       $193,743,079          $182,867,342

The expected  maturities in the foregoing  table may differ from the contractual
maturities   because  certain  borrowers  have  the  right  to  call  or  prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $17.4 million in 1999 and $4.6 million in 1998. Gross realized gains of $138,708 and $6,993 and gross realized losses of $551,032 and $9,821 were realized on those sales during 1999 and 1998, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million at December 31, 1999 and 1998 were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998

Net investment income consisted of the following:

                                                                                1999                   1998

     Bonds                                                                  $10,314,501            $4,421,263
     Short-term investments                                                     371,460               455,230
     Cash on hand and on deposit                                                  5,357                 1,965
     Policy loans                                                               116,190                32,876
     Miscellaneous                                                               16,137                 6,776

                Gross investment income                                      10,823,645             4,918,110

     Investment expenses                                                       (230,949)             (106,862)

                Net investment income                                       $10,592,696            $4,811,248

D.   FEDERAL INCOME TAXES

AILIC has no federal income taxes available for recoupement in the event of future losses. AILIC has approximately $2.9 million, $4.6 million and $2.0 million in loss carryforwards derived from years ended December 31, 1999, 1998 and 1997, respectively, to offset future year's taxable income. These loss carryforwards will expire in the year 2019, 2018 and 2012, respectively. Loss carryforwards derived prior to 1998 will expire in 15 years, and those derived in 1998 or after, per new IRS regulations, will expire in 20 years.

E.   RELATED PARTY TRANSACTIONS

On December 31, 1998, for all policies issued by AILIC on or after August 1, 1998, a co-insurance agreement was entered into with Great American Life Insurance Company ("GALIC") to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. As of December 31, 1999 and 1998, AILIC transferred $0.1 million and $0.4 million, respectively, of premiums to GALIC.

AILIC has an agreement with AAG, subject to the direction of the Finance Committee of AILIC, whereby AAG, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 1999 and 1998, AILIC paid $146,072 and $90,300 respectively, in management fees.

AILIC has an agreement with AAG Securities, Inc., a wholly-owned subsidiary of AAG, whereby AAG Securities is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays AAG Securities for acting as underwriter under a distribution agreement. In 1999 and 1998, AILIC paid $5.0 million and $2.1 million, respectively, in commissions to AAG Securities.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. In 1999 and 1998, AILIC paid $2.9 million and $2.4 million, respectively, for services to affiliates.

F.   DIVIDEND RESTRICTIONS

The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital and surplus and net income. The maximum amount of dividends payable in 2000 without prior approval is $0.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

At December 31, 1999, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):


                                                                                         Amount          Percent



       Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                                  $     -              - %
           At book value less current surrender charge of 5% or more                      158.7            29.7
           At market value                                                                339.5            63.7

                  Total with adjustment or at market value                                498.2            93.4

       Subject to discretionary withdrawal (without adjustment) at
                  book value with minimal or no charge or adjustment                       20.9             3.9
       Not subject to discretionary withdrawal                                             14.5             2.7

                  Total annuity reserves-before reinsurance                               533.6           100.0 %

       Less reinsurance ceded                                                              (0.5)

                  Net annuity reserves                                                   $533.1

       Reconciliation to policy benefit reserves for life policies and contracts:
           Annuity reserves                                                              $193.5
           Contingent deferred sales charges                                              (14.8)
           Separate Account Liabilities                                                   354.4
           Net life reserves                                                                   -
           Miscellaneous other reserves                                                        -

           Total policy benefit reserves for life policies and contracts                 $533.1


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998


H.   SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                                                             1999                      1998

     Transfers to Separate Accounts - deposit-type funds                                 $141,316,931              $64,500,892
     Transfers to Separate Accounts - withdrawals and other transfers, net                 11,120,629                2,344,080
     Transfers from Separate Accounts - contingent deferred sales charges                  (8,354,482)              (4,298,292)

                  Net transfers to Separate Accounts                                     $144,083,078              $62,546,680


All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value.  Investments in the
Separate Accounts at December 31 consisted of the following:

                                                                                              1999
                                                                                  Market                  Gross Unrealized
                                                                 Cost             Value               Gains            Losses

     Separate Account A                                      $115,472,858        $164,932,414      $49,962,607     $   503,051
     Separate Account B                                       149,238,107         189,438,679       40,703,435         502,863

         Total Separate Accounts                             $264,710,965        $354,371,093      $90,666,042      $1,005,914


                                                                                              1998
                                                                                   Market                Gross Unrealized
                                                                 Cost              Value
Gains              Losses

     Separate Account A                                     $  64,754,695       $  76,633,840      $12,249,838     $   370,693
     Separate Account B                                        39,705,022          43,415,367        3,876,131         165,786

         Total Separate Accounts                             $104,459,717        $120,049,207      $16,125,969     $   536,479


                  ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1999 AND 1998


I.   VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1999 and 1998:

                                                                         Net Income                  Capital and Surplus
                                                                  1999             1998             1999               1998

As reported on a statutory basis                            $  (3,861,175)     $(4,816,985)    $  27,115,417       $21,348,547
   Commissions capitalized to DAC                            17,014,820       12,860,357        17,014,820        12,860,357
     General expenses capitalized to DAC                        7,100,406        4,064,093         7,100,406         4,064,093
     Taxes, licenses and fees capitalized to DAC                        -          262,200                 -           262,200
     Amortization of DAC                                       (3,516,819)        (752,613)       (3,516,819)         (752,613)
     Capital gains transferred to IMR, net of tax                (268,011)          (1,838)         (268,011)           (1,838)
     Amortization of IMR, net of tax                               23,774            2,884            23,774             2,884
     Contingent deferred sales charge                         (16,639,895)     (11,897,631)      (16,639,895)      (11,897,631)
     Federal income taxes                                          64,886          184,404            64,886           184,404
     Unrealized gain (loss) adjustment                                  -                -        (7,966,827)          460,852
     AVR adjustment                                                     -                -           366,142           244,624
     Non-admitted assets adjustment                                     -                -            39,698           336,457
     Prior year tax adjustment                                          -                -           (33,885)          148,476
     Prior year stat to GAAP cumulative adjustments                     -                -         8,104,502         2,192,237

         Total GAAP adjustments                                 3,779,161        4,721,856         4,288,791         8,104,502

GAAP basis                                                  $     (82,014)    $    (95,129)    $  31,404,208       $29,453,049

J.   CODIFIED STATUTORY ACCOUNTING PRINCIPLES

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that AILIC uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for AILIC, the Ohio Insurance Department must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. Ohio has adopted Codification effective January 1, 2001. Management believes that the impact of Codification will not be material to AILIC's statutory-basis financial statements.

PART C - 33-65409 Other Information



    Item 24.  Financial Statements and Exhibits

    (a)  Financial Statements

         All required financial statements are included in Parts A or B of this Registration Statement.

    (b)  Exhibits

         (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account A.1/

         (2)    Not Applicable.

         (3)    (a)    Distribution Agreement between Annuity Investors Life
                       Insurance Company and AAG Securities, Inc.2/

                (b) Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer.2/

                (c) Revised form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer 3/

         (4)    (a)    Individual Contract Forms and Endorsements

                       (i) Form of Qualified Individual Flexible Premium Deferred Annuity Contract.2/

                      (ii)    Form of Non-Qualified Individual Contract.2/

                     (iii) Form of Loan Endorsement to Qualified Individual Contract.2/

                      (iv) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 2/

                       (v) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 2/

                      (vi) Form of Employer Plan Endorsement to Qualified Individual Contract. 2/

                     (vii) Form of Individual Retirement Annuity Endorsement to Qualified Individual Contract. 2/

                    (viii) Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. 2/

                      (ix) Form of Long-Term Care Waiver Rider to Individual Contract. 4/

                       (x) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 4/

                      (xi) Revised form of IRA Endorsement to Qualified Individual Contract. 5/

                     (xii) Form of Roth IRA Endorsement to Qualified Individual Contract. 5/

                    (xiii) Revised form of SIMPLE IRA Endorsement to Qualified Individual Contract. 5/

                     (xiv) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 5/

                      (xv) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 5/

                     (xvi) Revised form of Employer Plan Endorsement to Qualified Individual Contract. 5/

                    (xvii) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 5/

                   (xviii) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

         (5) Form of Application for Individual Flexible Premium Deferred Annuity Contract. 4/

         (6)    (a)    Articles of Incorporation of Annuity Investors Life
                       Insurance Company.1/

                       (i) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of State of Ohio on July 11, 1996. 4

                      (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of State of Ohio on December 23, 1996. 4

                (b) Code of Regulations of Annuity Investors Life Insurance Company.1/

         (7)    Not applicable.

         (8)    (a)    Participation Agreement between Annuity Investors Life
                       Insurance Company and Dreyfus Variable Investment Fund.1/

                (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.1/

                (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc.1/

                (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.2/

                (e) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc.2/

                (f) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P.2/

                (g) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.1/

                (h) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

                (i) Investment Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.1/

                (j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 4

                (k) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. 4

                (l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 4

                (m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 4

                (n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. 4/

                (o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. 5/

                (p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd.5/

                (q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. 5/

                (r) Participation Agreement between Annuity Investors Life Insurance Company and BT Insurance Funds Trust. 6/

                (s) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company. 6/

         (9)    Opinion and Consent of Counsel.1/

         (10)   Consent of Independent Auditors (filed herewith).

         (11)   No financial statements are omitted from Item 23.

         (12)   Not Applicable.

         (13)   Schedule for Computation of Performance Quotations.4/

         (14)   Not Applicable

         (15)   Powers of Attorney (filed herewith).
-----------------------------------------------------------


1/     Filed with Form N-4 on December 27, 1995.
2/     Filed with Pre-Effective Amendment No. 1 on July 26, 1996.
3/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February 1, 1999
4/     Filed with Post-Effective Amendment No. 1 on April 29, 1997
5/     Filed with Post-Effective Amendment No. 2 on April 6, 1998
6/ Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on February 26, 1999

Item 25.      Directors and Officers of Annuity Investors Life Insurance Company
                                Principal
                                 Business     Positions and Offices
    Name                         Address        With the Company
    Charles R. Scheper            (1)       President, Chief Executive Officer
                                            and Director
    Stephen Craig Lindner         (1)       Director
    William Jack Maney, II        (1)       Assistant Treasurer and Director
    Robert Allen Adams            (1)       Chairman of the Board of Directors
    Mark Francis Muething         (1)       Executive Vice President, Secretary,
                                            General Counsel and Director
    David B. Rich                 (1)       Chief Operating Officer, Director
    Thomas Kevin Liguzinski       (1)       Senior Vice President
    Charles Kent McManus          (1)       Senior Vice President
                                  (1)       Vice President
    Betty Marie Kasprowicz        (1)       Vice President and Assistant
                                            Secretary
    Michael Joseph O'Connor       (1)       Senior Vice President
     Wendy L. Wilson              (1)       Vice President and Treasurer
    Thomas E. Mischell            (1)       Assistant Treasurer

    (1)  P.O. Box 5423, Cincinnati, Ohio  45201-5423.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American (R) Life Insurance Company, which is a wholly owned subsidiary of American Annuity GroupSM, Inc. The Registrant, Annuity Investors
(R) Separate Account A, is a segregated asset account of Annuity Investors Life Insurance Company. The following chart shows the affiliations among Annuity Investors Life Insurance Company(R), its parent and its affiliated entities.


AMERICAN FINANCIAL GROUP, INC.                                                            % OF STOCK
                                                                                           OWNED (1)
|                                                     STATE OF           DATE OF          BY IMMEDIATE   NATURE OF
|                                                     DOMICILE           INCORPORATION    PARENT COMPANY BUSINESS
|                                                     --------           -------------    -------------- ---------
|
|_AFC Holding Company                                 Ohio               12/09/1994            100       Holding Company
  |_AHH Holdings, Inc.                                Florida            12/27/1995             49       Holding Company
    |_Columbia Financial Company                      Florida            10/26/1993            100       Real Estate Holding Company
    |_American Heritage Holding Corporation           Delaware           11/02/1994            100       Home Builder
      |_Heritage Homes Realty, Inc.                   Florida            07/20/1993            100       Home Sales
      |_Southeast Title, Inc.                         Florida            05/16/1995            100       Title Company
      |_Columbia Financial Company                    Florida            10/26/1993            100       Real Estate Holding Company
    |_Heritage Home Finance Corporation               Florida            02/10/1994            100       Finance Company
  |_American Financial Capital Trust I                Delaware           09/14/1996            100       Statutory Business Trust
  |_American Financial Corporation                    Ohio               11/15/1955            100       Holding Company
    |_AFC Coal Properties, Inc.                       Ohio               12/18/1996            100       Real Estate Holding Company
    |_American Financial Corporation                  Ohio               08/27/1963            100       Inactive
    |_American Money Management Corporation           Ohio               03/01/1973            100       Investment Management
    |_American Money Management International, N.V    Netherland -       05/10/1985            100       Securities Management
                                                        Antilles
    |_American Premier Underwriters, Inc.             Pennsylvania       00/00/1846            100(2)    Diversified
      |_The Ann Arbor Railroad Company                Michigan           09/21/1895             99       Inactive
      |_The Associates of the Jersey Company          New Jersey         11/10/1804            100       Inactive
      |_Cal Coal, Inc.                                Illinois           05/30/1979            100       Inactive
      |_GAI (Bermuda) Ltd.                            Bermuda            04/06/1998            100       Holding Company
        |_GAI Insurance Company, Ltd.                 Bermuda            09/18/1989            100       Reinsurance Company
      |_The Indianapolis Union Railway Company        Indiana            11/19/1872            100       Inactive
      |_Lehigh Valley Railroad Company                Pennsylvania       04/21/1846            100       Inactive
      |_The New York and Harlem Railroad Company      New York           04/25/1831             97       Inactive
      |_The Owasco River Railway, Inc.                New York           06/02/1881            100       Inactive
      |_PCC Real Estate, Inc.                         New York           12/15/1986            100       Holding Company
        |_PCC Chicago Realty Corp.                    New York           12/23/1986            100       Real Estate Developer
        |_PCC Gun Hill Realty Corp.                   New York           12/18/1985            100       Real Estate Developer
        |_PCC Michigan Realty, Inc.                   Michigan           11/09/1987            100       Real Estate Developer
        |_PCC Scarsdale Realty Corp.                  New York           06/01/1986            100       Real Estate Developer
          |_Scarsdale Depot Associates, L.P.          Delaware           05/05/1989             80       Real Estate Developer
      |_Penn Central Energy Management Company        Delaware           05/11/1987            100       Energy Operations Manager
      |_Pennsylvania Company                          Delaware           12/05/1958            100       Holding Company
        |_Atlanta Casualty Company                    Ohio               06/13/1972            100(2)    Property/Casualty Insurance
          |_American Premier Insurance Company        Indiana            11/30/1989            100       Property/Casualty Insurance
          |_Atlanta Reserve Insurance Company         Ohio               12/07/1998            100       Property/Casualty Insurance
          |_Atlanta Specialty Insurance Company       Ohio               02/06/1974            100       Property/Casualty Insurance
          |_Atlanta Casualty Group, Inc.              Georgia            04/01/1977            100       Insurance Agency
            |_Atlanta Casualty General Agency, Inc.   Texas              03/15/1961            100       Managing General Agency
            |_Atlanta Insurance Brokers, Inc.         Georgia            02/06/1971            100       Insurance Agency
            |_Treaty House, Ltd. (d/b/a Mr. Budget)   Nevada             11/02/1971            100       Insurance Premium Finance
          |_Penn Central U.K. Limited                 United Kingdom     10/28/1992            100       Insurance Holding Company
            |_Insurance (GB) Limited                  United Kingdom     05/13/1992            100       Property/Casualty Insurance

|_AFC Holding Company                                                                  % OF STOCK
  |_American Financial Corporation                                                      OWNED (1)
    |_American Premier Underwriters, Inc.              STATE OF      DATE OF         BY IMMEDIATE   NATURE OF
      |_Pennsylvania Company                           DOMICILE      INCORPORATION   PARENT COMPANY BUSINESS
                                                       --------      -------------   -------------- ---------
        |_Delbay Corporation                           Delaware      12/27/1962         100         Inactive
        |_Great Southwest Corporation                  Delaware      10/25/1978         100         Real Estate Developer
          |_World Houston, Inc.                        Delaware      05/30/1974         100         Real Estate Developer
        |_Hangar Acquisition Corp.                     Ohio          10/06/1995         100         Aircraft Investment
        |_Infinity Insurance Company                   Indiana       07/09/1955         100         Property/Casualty Insurance
          |_Infinity Agency of Texas, Inc.             Texas         07/15/1992         100         Managing General Agency
          |_The Infinity Group, Inc.                   Indiana       07/22/1992         100         Services Provider
          |_Infinity National Insurance Company        Indiana       08/05/1992         100         Property/Casualty Insurance
          |_Infinity Select Insurance Company          Indiana       06/11/1991         100         Property/Casualty Insurance
        |_Leader Insurance Company                     Ohio          03/20/1963         100         Property/Casualty Insurance
          |_American Commonwealth Development
            Company                                    Texas         07/23/1963         100         Real Estate Development
            |_ACDC Holdings Corporation                Texas         05/04/1981         100         Real Estate Development
          |_Budget Insurance Premiums, Inc.            Ohio          02/14/1964         100         Premium Finance Company
          |_Leader Group, Inc.                         Ohio          12/12/1997         100         Services Provider
          |_Leader Managing General Agency, Inc.       Texas         05/19/1989         100         Managing General Agency
          |_Leader National Agency, Inc.               Ohio          04/05/1963         100         Brokering Agent
          |_Leader National Agency of Texas, Inc.      Texas         01/25/1994         100         Managing General Agency
          |_Leader Preferred Insurance Company         Ohio          11/07/1994         100         Property/Casualty Insurance
          |_Leader Specialty Insurance Company         Indiana       03/10/1994         100         Property/Casualty Insurance
          |_TICO Insurance Company                     Ohio          06/03/1980         100         Property/Casualty Insurance
        |_PCC Technical Industries, Inc.               California    03/07/1955         100         Holding Company
          |_ESC, Inc.                                  California    11/02/1962         100         Connector Accessories
          |_Marathon Manufacturing Companies, Inc.     Delaware      11/18/1983         100         Holding Company
            |_Marathon Manufacturing Company           Delaware      12/07/1979         100         Inactive
          |_PCC Maryland Realty Corp.                  Maryland      08/18/1993         100         Real Estate Holding Company
          |_Penn Camarillo Realty Corp.                California    11/24/1992         100         Real Estate Holding Company
        |_Penn Towers, Inc.                            Pennsylvania  08/01/1958         100         Inactive
        |_Republic Indemnity Company of America        California    12/05/1972         100         Workers' Compensation Insurance
          |_Republic Indemnity Company of California   California    10/13/1982         100         Workers' Compensation Insurance
          |_Republic Indemnity Medical
            Management, Inc.                           California    03/25/1996         100         Medical Bill Review
        |_Risico Management Corporation                Delaware      01/10/1989         100         Risk Management
        |_Windsor Insurance Company                    Indiana       11/05/1987         100(2)      Property/Casualty Insurance
          |_American Deposit Insurance Company         Oklahoma      12/28/1966         100         Property/Casualty Insurance
            |_Granite Finance Co., Inc.                Texas         11/09/1965         100         Premium Financing
          |_Coventry Insurance Company                 Ohio          09/05/1989         100         Property/Casualty Insurance
          |_El Aguila Compania de
            Seguros, S.A. de C.V.                      Mexico        11/24/1994         100(2)      Property/Casualty Insurance
            |_Financiadora De Primas
               Condor S.A. de C.V.                     Mexico        03/06/1998          99         Premium Finance Company
          |_Moore Group Inc.                           Georgia       12/19/1962         100         Insurance Holding Company/Agency
            |_Casualty Underwriters, Inc.              Georgia       10/01/1954          51         Insurance Agency
            |_Dudley L. Moore Insurance, Inc.          Louisiana     03/30/1978      beneficial     Insurance Agency
                                                                                     interest
            |_Hallmark General Insurance
              Agency, Inc.                             Oklahoma      06/16/1972      beneficial     Insurance Agency
                                                                                     interest
            |_Windsor Group, Inc.                      Georgia       05/23/1991         100         Insurance Holding Company
          |_Regal Insurance Company                    Indiana       11/05/1987         100         Property/Casualty Insurance
          |_Texas Windsor Group, Inc.                  Texas         06/23/1988         100         Insurance Agency


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                                    % OF STOCK
  |_American Financial Corporation                                                        OWNED (1)
    |_American Premier Underwriters, Inc.              STATE OF         DATE OF         BY IMMEDIATE     NATURE OF
      |                                                DOMICILE         INCORPORATION   PARENT COMPANY   BUSINESS
      |                                                --------         -------------   --------------   ---------
      |_Pennsylvania-Reading Seashore Lines            New Jersey       06/14/1901           66.67       Inactive
      |_Pittsburgh and Cross Creek Railroad Company    Pennsylvania     08/14/1970           83          Inactive
      |_PLLS, Ltd.                                     Washington       05/14/1990          100          Insurance Agency
      |_Premier Lease & Loan Services Insurance
          Agency, Inc.                                 Washington       12/27/1983          100          Insurance Agency
      |_Premier Lease & Loan Services B.V.             The Netherlands  08/24/1999          100          Insurance Agency
      |_Premier Lease & Loan Services of Canada, Inc.  Washington       02/28/1991          100          Insurance Agency
      |_Terminal Realty Penn Co.                       District of
                                                       Columbia         09/23/1968          100          Inactive
      |_United Railroad Corp.                          Delaware         11/25/1981          100          Inactive
        |_Detroit Manufacturers Railroad Company       Michigan         01/30/1902           82          Inactive
      |_Waynesburg Southern Railroad Company           Pennsylvania     09/01/1966          100          Inactive
    |_Chiquita Brands International, Inc.
          (and subsidiaries)                           New Jersey       03/30/1999           36.48(2)    Production/Processing/
    |                                                                                                      Distribution of Food
                                                                                                             Products
    |_Dixie Terminal Corporation                       Ohio             04/23/1970          100          Commercial Leasing
    |_Fairmont Holdings, Inc.                          Ohio             12/15/1983          100          Holding Company
    |_FWC Corporation                                  Ohio             03/16/1983          100          Financial Services
    |_Great American Insurance Company                 Ohio             03/07/1872          100          Property/Casualty Insurance
      |_Agricultural Excess and Surplus
          Insurance Company                            Delaware         02/28/1979          100          Excess & Surplus Lines
                                                                                                           Insurance
      |_Agricultural Insurance Company                 Ohio             03/23/1905          100          Property/Casualty Insurance
      |_American Alliance Insurance Company            Ohio             09/11/1945          100          Property/Casualty Insurance
      |_American Annuity Group, Inc.                   Delaware         05/15/1987           82.73(2)    Holding Company
        |_AAG Holding Company, Inc.                    Ohio             09/11/1996          100          Holding Company
          |_American Annuity Group Capital Trust I     Delaware         09/13/1996          100          Financing Vehicle
          |_American Annuity Group Capital Trust II    Delaware         03/11/1997          100          Financing Vehicle
          |_American Annuity Group Capital Trust III   Delaware         05/27/1997          100          Financing Vehicle
          |_Great American Life Insurance Company      Ohio             12/15/1959          100          Life Insurance Company
            |_American Retirement Life Insurance
                 Company                               Ohio             05/12/1978          100          Life Insurance Company
            |_Annuity Investors Life Insurance
                 Company                               Ohio             11/31/1981          100          Life Insurance Company
            |_CHATBAR, Inc.                            Massachusetts    11/02/1993          100          Hotel Operator
            |_Driskill Holdings, Inc.                  Texas            06/07/1995        beneficial     Hotel Management
                                                                                          interest
            |_GALIC Brothers, Inc.                     Ohio             11/12/1993           80          Real Estate Management
            |_Great American Life Assurance Company    Ohio             08/10/1967          100          Life Insurance Company
            |_Great American Life Children's           Ohio             08/06/1998        beneficial     Charitable Foundation
              Foundation                                                                  interest
            |_Great American Life Insurance Company
                 of New York                           New York         12/23/1963          100          Life Insurance Company
            |_Loyal American Life Insurance Company    Ohio             05/18/1955          100          Life Insurance Company
              |_ADL Financial Services, Inc.           North Carolina   09/10/1970          100          Marketing Services
              |_Purity Financial Corporation           Florida          12/21/1991          100          Marketing Services
            |_Skipjack Marina Corporation              Maryland         06/24/1999          100          Marine Operator
            |_United Teachers Associates Limited
                 Partnership                           Texas            12-17/1998           99.9(2)     Holding Company
               |_United Teachers Associates Insurance
                   Company                             Texas            12/15/1958          100          Life Insurance Company
        |_AAG Insurance Agency, Inc.                   Kentucky         12/06/1994          100          Life Insurance Agency
          |_AAG Insurance Agency of                    Massachusetts    05/25/1995          100          Insurance Agency
            Massachusetts, Inc.
        |_AAG Securities, Inc.                         Ohio             12/10/1993          100          Broker-Dealer
        |_American Data Source India Private Limited   India            09/03/1997           99          Software Development
        |_American Memorial Marketing Services, Inc.   Washington       06/19/1980          100          Inactive

 AMERICAN FINANCIAL GROUP, INC.
 |_AFC Holding Company
   |_American Financial Corporation                                                       % OF STOCK
     |_Great American Insurance Company                                                    OWNED (1)
        |_American Annuity Group, Inc.                  STATE OF         DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE         INCORPORATION   PARENT COMPANY  BUSINESS
          |                                             --------         -------------   --------------  ---------
          |_Consolidated Financial Corporation          Michigan         09/10/1985           100        Financial Planning
          |_CSW Management Services, Inc.               Texas            06/27/1985           100        Inactive
          |_GALIC Disbursing Company                    Ohio             05/31/1994           100        Payroll Servicer
          |_Great American Life Assurance Company       Puerto Rico      07/01/1964            99        Life Insurance Company
                  of Puerto Rico, Inc.
          |_Keyes-Graham Insurance Agency, Inc.         Massachusetts    12/23/1987           100        Insurance Agency
          |_Laurentian Credit Services Corporation      Delaware         10/07/1994           100        Inactive
          |_Laurentian Marketing Services, Inc.         Delaware         12/23/1987           100        Inactive
          |_Laurentian Securities Corporation           Delaware         01/30/1990           100        Inactive
          |_Lifestyle Financial Investments, Inc.       Ohio             12/29/1993           100        Marketing Services
            |_Lifestyle Financial Investments Agency    Ohio             03/07/1994        beneficial    Life Insurance Agency
              of Ohio,Inc.                                                                 interest
            |_Lifestyle Financial Investments of        Indiana          02/24/1994           100        Life Insurance Agency
              Indiana, Inc.
            |_Lifestyle Financial Investments of        Kentucky         10/03/1994           100        Insurance Agency
              Kentucky, Inc.
            |_Lifestyle Financial Investments of        Minnesota        06/10/1985           100        Insurance Agency
              the Northwest, Inc.
            |_Lifestyle Financial Investments of        North Carolina   07/13/1994           100        Insurance Agency
              the Southeast, Inc.
          |_Loyal Marketing Services, Inc.              Alabama          07/20/1990           100        Marketing Services
          |_Money-Plan International, Inc               Florida          12/31/1979           100        Insurance Agency
          |_New Energy Corporation                      Indiana          01/08/1997            49        Holding Company
          |_Retirement Resource Group, Inc.             Indiana          02/07/1995           100        Insurance Agency
            |_AAG Insurance Agency of Texas, Inc.       Texas            06/02/1995           100        Life Insurance Agency
            |_RRG of Alabama, Inc.                      Alabama          09/22/1995           100        Life Insurance Agency
            |_RRG of Mexico, Inc.                       New Mexico       06/24/1999           100        Insurance Agency
            |_RRG of Ohio, Inc.                         Ohio             02/20/1996        beneficial    Insurance Agency
                                                                                           interest
          |_SPELCO (UK) Ltd.                            United Kingdom   00/00/0000            99        Inactive
          |_SWTC, Inc.                                  Delaware         00/00/0000           100        Inactive
          |_SWTC Hong Kong Ltd.                         Hong Kong        00/00/0000           100        Inactive
          |_Technomil Ltd.                              Delaware         00/00/0000           100        Inactive
          |_UTA Management Company (TX)                 Texas            11/24/1993           100        Management Company
             |_UTA Management Company (DE)              Delaware         01/19/1999           100        Holding Company
                |_UTA Ltd.                              Texas            01/18/1999           100(2)     Real Estate Holding
                                                                                                           Company
      |_American Custom Insurance Services, Inc.        Illinois         07/08/1992           100        Underwriting Office
      |_American Custom Insurance Services, Inc.        Ohio             07/27/1983           100        Management Holding Company
        |_American Custom Insurance Services            California       05/18/1992           100        Insurance Agency &
            California, Inc.                                                                               Brokerage
        |_Eden Park Insurance Brokers, Inc.             California       02/13/1990           100        Wholesale Brokerage for
                                                                                                           Surplus Lines
        |_Professional Risk Brokers, Inc.               Illinois         03/01/1990           100        Insurance Agency
        |_Professional Risk Brokers Insurance, Inc.     Massachusetts    04/19/1994           100        Surplus Lines Brokerage
        |_Professional Risk Brokers of                  Connecticut      07/09/1992           100        Insurance Agency &
          Connecticut, Inc.                                                                               Brokerage
        |_Professional Risk Brokers of Ohio, Inc.       Ohio             12/17/1986           100        Insurance Agency and
                                                                                                           Brokerage
        |_Smith, Evans and Schmitt, Inc.                California       08/05/1988           100        Insurance Agency
           |_Neptune Data Systems, Inc.                 California       08/09/1996           100        Computer Services
|_American Custom Insurance Services Illinois, Inc.     Illinois         07/08/1992           100        Underwriting Office
|_American Dynasty Surplus Lines Insurance Company      Delaware         01/12/1982           100        Excess & Surplus Lines
                                                                                                           Insurance
|_American Empire Surplus Lines Insurance Company       Delaware         07/15/1977           100        Excess & Surplus Lines
                                                                                                           Insurance
        |_American Empire Insurance Company             Ohio             11/26/1979           100        Property/Casualty Insurance
          |_American Signature Underwriters, Inc.       Ohio             04/08/1996           100        Insurance Agency


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation                                                       % OF STOCK
      |_Great American Insurance Company                                                  OWNED (1)
        |                                               STATE OF        DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE        INCORPORATION   PARENT COMPANY  BUSINESS
                                                        --------        -------------   --------------  ---------
          |_Specialty Underwriters, Inc.                Texas           05/19/1976           100        Insurance Agency
        |_Fidelity Excess and Surplus Insurance
          Company                                       Ohio            06/30/1987           100        Property/Casualty Insurance
        |_American Financial Enterprises, Inc.          Connecticut     00/00/1871           100(2)     Closed End Investment
                                                                                                          Company
        |_American Insurance Agency, Inc.               Kentucky        07/27/1967           100        Insurance Agency
        |_American National Fire Insurance Company      New York        08/22/1947           100        Property/Casualty Insurance
        |_American Special Risk, Inc.                   Illinois        12/29/1981           100        Insurance Broker/Managing
                                                                                                          General Agency
        |_American Spirit Insurance Company             Indiana         04/05/1988           100        Property/Casualty Insurance
        |_Aviation Specialty Managers, Inc.             Texas           09/07/1965           100        Texas Managing General
                                                                                                          Agency
        |_Aviation Specialty Services, Inc.             Texas           04/06/1995           100(2)     Texas Local Recording Agency
        |_Brothers Property Corporation                 Ohio            09/08/1987            80        Real Estate Investment
          |_Brothers Cincinnatian Corporation           Ohio            01/25/1994           100        Hotel Manager
          |_Brothers Landing Corporation                Louisiana       02/24/1994           100        Real Estate Holding
                                                                                                          Corporation
          |_Brothers Pennsylvanian Corporation          Pennsylvania    12/23/1994           100        Real Estate Holding
                                                                                                          Corporation
          |_Brothers Port Richey Corporation            Florida         12/06/1993           100        Apartment Manager
          |_Brothers Property Management Corporation    Ohio            09/25/1987           100        Real Estate Management
          |_Brothers Railyard Corporation               Texas           12/14/1993           100        Apartment Manager
        |_Contemporary American Insurance Company       Illinois        04/16/1996           100        Property/Casualty Insurance
        |_Crop Managers Insurance Agency, Inc.          Kansas          08/09/1989           100        Insurance Agency
        |_Dempsey & Siders Agency, Inc.                 Ohio            05/09/1956           100        Insurance Agency
        |_Eagle American Insurance Company              Ohio            07/01/1987           100        Property/Casualty Insurance
        |_Eden Park Insurance Company                   Indiana         01/08/1990           100        Special Risk Surplus Lines
        |_FCIA Management Company, Inc.                 New York        09/17/1991            79        Servicing Agent
        |_The Gains Group, Inc.                         Ohio            01/26/1982           100        Marketing of Advertising
        |_Global Premier Finance Company                Ohio            08/25/1998           100        Premium Finance Company
        |_Great American Insurance Agency, Inc.         Ohio            04/20/1999           100        Insurance Agency
        |_Great American Lloyd's, Inc.                  Texas           08/02/1983           100        Attorney-in-Fact - Texas
                                                                                                          Lloyd's Company
        |_Great American Lloyd's Insurance Company      Texas           10/09/1979        beneficial    Lloyd's Plan Insurer
                                                                                          interest
        |_Great American Management Services, Inc.      Ohio            12/05/1974           100        Data Processing and
                                                                                                          Equipment Leasing
          |_American Payroll Services, Inc.             Ohio            02/20/1987           100        Payroll Services
        |_Great American Re Inc.                        Delaware        05/14/1971           100        Reinsurance Intermediary
        |_Great American Risk Management, Inc.          Ohio            04/21/1980           100        Insurance Risk Management
        |_Great Texas County Mutual Insurance Company   Texas           04/29/1954        beneficial    Property/Casualty Insurance
                                                                                          interest
        |_Grizzly Golf Center, Inc.                     Ohio            11/08/1993           100        Operate Golf Courses
        |_Homestead Snacks Inc.                         California      03/02/1979           100(2)     Meat Snack Distribution
          |_Giant Snacks, Inc.                          Delaware        07/06/1989           100        Meat Snack Distribution
        |_Key Largo Group, Inc.                         Florida         07/28/1981           100        Land Developer & Resort
                                                                                                          Operator
          |_Key Largo Group Utility Company             Florida         11/26/1984           100        Water & Sewer Utility
        |_Mid-Continent Casualty Company                Oklahoma        02/26/1947           100        Property/Casualty Insurance
          |_Mid-Continent Insurance Company             Oklahoma        08/13/1992           100        Property/Casualty Insurance
          |_Oklahoma Surety Company                     Oklahoma        08/05/1968           100        Property/Casualty Insurance
        |_National Interstate Corporation               Ohio            01/26/1989            52.15     Holding Company
          |_Hudson Indemnity, Ltd.                      Cayman Islands  06/12/1996           100        Property/Casualty Insurance


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                                    % OF STOCK
   |_American Financial Corporation                                                       OWNED (1)
     |_Great American Insurance Company                 STATE OF        DATE OF         BY IMMEDIATE    NATURE OF
                                                        DOMICILE        INCORPORATION   PARENT COMPANY  BUSINESS
                                                        --------        -------------   --------------  ---------
       |_National Interstate Corporation
       |-
         |_American Highways Insurance Agency, Inc.     California      05/05/1994          100       Insurance Agency
         |_American Highways Insurance Agency, Inc.     Ohio            06/29/1999          100       Insurance Agency
         |_Explorer Insurance Agency, Inc.              Ohio            07/17/1997       beneficial   Insurance Agency
                                                                                         interest
         |_National Interstate Insurance Agency
            of Texas, Inc.                              Texas           06/07/1989       beneficial   Insurance Agency
                                                                                         interest
         |_National Interstate Insurance Agency, Inc.   Ohio            02/13/1989          100       Insurance Agency
         |_National Interstate Insurance Company        Ohio            02/10/1989          100       Property/Casualty Insurance
         |_Safety, Claims & Litigation Services, Inc.   Pennsylvania    06/23/1995          100       Claims Third Party
                                                                                                        Administrator
         |_Sims Insurance Services, Inc.                Hawaii          03/17/1999          100       Insurance Agency
       |_OBGC Corporation                               Florida         11/23/1977            80      Real Estate Development
       |_Pointe Apartments, Inc.                        Minnesota       06/24/1993          100       Real Estate Holding
                                                                                                        Corporation
       |_Premier Dealer Services, Inc.                  Illinois        06/24/1998          100       Third Party Administrator
       |_Seven Hills Insurance Agency, Inc.             Ohio            12/22/1997          100       Insurance Agency
       |_Seven Hills Insurance Company                  New York        06/30/1932          100       Property/Casualty Reinsurance
       |_Seven Seas Insurance Agency                    Ohio            09/10/1998                    Life Insurance Agency
       |_Stonewall Insurance Company                    Alabama         02/00/1866          100       Property/Casualty Insurance
       |_Stone Mountain Professional Liability
         Agency, Inc.                                   Georgia         08/07/1995          100       Insurance Agency
       |_Tamarack American, Inc.                        Delaware        06/10/1986          100       Management Holding Company
       |_Timberglen Limited                             United Kingdom  10/28/1992          100       Investments
       |_Transport Insurance Company                    Ohio            05/25/1976          100       Property/Casualty Insurance
         |_Instech Corporation                          Texas           09/02/1975          100       Claim & Claim Adjustment
         |_Transport Insurance Agency, Inc.             Texas           08/21/1989       beneficial   Insurance Agency
                                                                                         interest       Services
         |_Transport Underwriters Association           California      05/11/1945          100       Holding Company/Agency
       |_Worldwide Insurance Company                    Missouri        10/01/1991          100       Property/Casualty Insurance
         |_Worldwide Direct Auto Insurance Company      Kentucky        11/13/1961          100       Property/Casualty Insurance
           |_Worldwide Casualty Insurance Company       Kentucky        02/17/1981          100       Property/Casualty Insurance
     |_One East Fourth, Inc.                            Ohio            02/03/1964          100       Commercial Leasing
     |_PCC 38 Corp.                                     Illinois        12/23/1996          100       Real Estate Holding Company
     |_Pioneer Carpet Mills, Inc.                       Ohio            04/29/1976          100       Carpet Manufacturing
     |_TEJ Holdings, Inc.                               Ohio            12/04/1984          100       Real Estate Holdings
     |_Three East Fourth, Inc.                          Ohio            08/10/1966          100       Commercial Leasing
|_American Financial General Corporation                Texas           09/14/1998          100       Holding Company
|_American General Financial Corporation                Texas           09/14/1998          100       Holding Company

(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).

Item 27.  Number of Contract Owners


     As of March 31, 2000, there were 106 Contract Owners, of which 0 were qualified and 106 were non-qualified.


Item 28.  Indemnification


     (a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

          The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may idemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom i may indemnify pursuant thereto.


     Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



     (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2001. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA. in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter

AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account B.

     (a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A Annuity Investors Variable Account B and GALIC of New York Separate Account I.

     (b)  Directors and Officers of AAG Securities, Inc.


  Name and Principal                Position with
  Business Address                  AAG Securities, Inc.


  Thomas Kevin Liguzinski (1)       Chief Executive Officer and Director
  Charles Kent McManus (1)          Senior Vice President
  Mark Francis Muething (1)         Vice President, Secretary and Director
  James Lee Henderson (1)           President
  Christopher Gryzen (1)            Vice President and Chief Compliance Officer
  James T. McVey (1)                Vice President
  Peter J. Nerone (1)               Vice President
  William Claire Bair, Jr. (1)      Treasurer
  Thomas E. Mischell (1)            Assistant Treasurer
  Fred J. Runk (1)                  Assistant Treasurer



         (1)  250 East Fifth Street, Cincinnati, Ohio  45202

         (c)  Not applicable.

Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Wendy L. Wilson, Vice President,and Treasurer of the Company, at the Administrative Office



Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 14th day of April, 2000

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                                  (REGISTRANT)

                             /s/ Charles R. Scheper
                       By:________________________________
                               Charles R. Scheper
                       President, Chief Executive Officer
                         and Director, Annuity Investors
                             Life Insurance Company


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                             /s/ Charles R. Scheper
                       By:________________________________
                               Charles R. Scheper
                       President, Chief Executive Officer
                         and Director, Annuity Investors
                             Life Insurance Company


As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed by the following persons in the capacities and on the dates indicated.

   /s/ Robert Allen Adams
   -----------------------                                       April, 2000
   Robert Allen Adams*                Chairman and Director


   /s/ Wendy l. Wilson                Principal Financial
   -----------------------            Officer and                April ,2000
   Wendy L. Wilson*                   Principal Accounting
                                      Officer



   /s/ Stephen Craig Lindner
   -------------------------                                    April 14, 2000
   Stephen Craig Lindner*             Director


   /s/ William J. Maney, II
   -------------------------                                    April 14, 2000
   William Jack Maney, II*            Director



   /s/ David B. Rich
  ------------------                                            April 14, 2000
   David B. Rich*                     Director


   /s/ Mark F. Muething
   ----------------------                                       April14, 2000
   Mark Francis Muething*             Director










*Executed by Tina K. Manning on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

         Exhibit No.        Description of Exhibit

         (1)                Resolution of the Board of Directors of Annuity
                            Investors Life Insurance Company authorizing
                            establishment of Annuity Investors Variable
                            Account A.1/
         (3)(a)             Distribution Agreement between Annuity Investors
                            Life Insurance Company and AAG Securities, Inc.2
         (3)(b)             Form of Selling Agreement between Annuity Investors
                            Life Insurance Company, AAG Securities, Inc. and
                            another Broker-Dealer. 2
         (3)(c)             Revised Form of Selling Agreement between Annuity
                            Investors Life Insurance Company, AAG Securities,
                            Inc. and another Broker-Dealer. 3/
         (4)(a)(i)          Form of Qualified Individual Flexible Premium
                            Deferred Annuity Contract.2/
         (4)(a)(ii)         Form of Non-Qualified Individual Contract.2/
         (4)(a)(iii)        Form of Loan Endorsement to Individual Contract.2/
         (4)(a)(iv)         Form of Tax Sheltered Annuity Endorsement to
                            Individual Contract.2/
         (4)(a)(v)          Form of Qualified Pension, Profit Sharing and
                            Annuity Plan Endorsement to Qualified Individual
                            Contract.2/
         (4)(a)(vi)         Form of Employer Plan Endorsement to Individual
                            Contract.2/
         (4)(a)(vii)        Form of Individual Retirement Annuity Endorsement
                            to Individua Contract.2/
         (4)(a)(viii)       Form of Texas Optional Retirement Program
                            Endorsement to Individual Contract.2/
         (4)(a)(ix)         Form of Long-Term Care Waiver Rider to Individual
                            Contract4.
         (4)(a)(x)          Form of SIMPLE IRA Endorsement4
         (4)(a)(xi)         Revised Form of IRA Endorsement to Qualified
                            Individual Contract 5
         (4)(a)(xii)        Form of Roth IRA Endorsement to Qualified Individual
                            Contract. 5
         (4)(a)(xiii)       Revised form of SIMPLE IRA Endorsement to Qualified
                            Individual Contract 5
         (4)(a)(xiv)        Revised form of Tax Sheltered Annuity Endorsement to
                            Qualified Individual Contract 5
         (4)(a)(xv)         Revised form of Qualified Pension, Profit Sharing
                            and Annuity Plan Endorsement to Qualified Individual
                            Contract 5
         (4)(a)(xvi)        Revised form of Employer Plan Endorsement to
                            Qualified Individual Contract 5
         (4)(a)(xvii)       Form of Governmental Section 457 Plan Endorsement to
                            Qualified Individual Contract 5
         (4)(a)(xviii)      Form of Successor Owner Endorsement to Qualified
                            Individual Contract and Non-Qualified Individual
                            Contract6
         (4)(a)(xix)        Form of Non-Human Payee Endorsement to Qualified
                            IndividualContract7/
         (4)(a)(xx)         Form of Non-Human Payee Endorsement to Non-Qualified
                            IndividualContract7/
         (5)(a)             Form of Application for Individual Flexible Premium
                            Deferred Annuity Contract. 4
         (6)(a)             Articles of Incorporation of Annuity Investors Life
                            Insurance Company.1/
         (6)(a)(i)          Amendment to Articles of Incorporation, adopted
                            April 9, 1996 and approved by Secretary of State of State of Ohio on July 11, 19964
         (6)(a)(ii)         Amendment to Articles of Incorporation, adopted
                            August 9, 1996 and approved by Secretary of State of State of Ohio on December 3, 19964
         (6)(b)             Code of Regulations of Annuity Investors Life
                            Insurance Company.1/
         (8)(a)             Participation Agreement between Annuity Investors
                            Life Insurance Company and Dreyfus Variable
                            Investment Fund.1/
         (8)(b)             Participation Agreement between Annuity Investors
                            Life Insurance Company and Dreyfus Stock Index
                            Fund.1/
         (8)(c)             Participation Agreement between Annuity Investors
                            Life Insurance Company and The Dreyfus Socially
                            Responsible Fund.1/
         (8)(d)             Participation Agreement between Annuity Investors
                            Life Insurance Company and Janus Aspen Series.2/
         (8)(e)             Amended and Restated Participation Agreement between
                            Annuity Investors Life Insurance Company and Merrill
                            Lynch Variable Series Funds, Inc.2/
         (8)(f)             Agreement between Annuity Investors Life Insurance
                            Company and Merrill Lynch Asset Management, L.P.2/
         (8)(g)             Service Agreement between Annuity Investors Life
                            Insurance Company and American Annuity Group, Inc.1/
         (8)(h)             Agreement between AAG Securities, Inc. and AAG
                            Insurance Agency, Inc.1/
         (8)(i)             Investment Service Agreement between Annuity
                            Investors Life Insurance Company and American
                            Annuity Group, Inc.1/
         (8)(j)             Participation Agreement between Annuity Investors
                            Life Insurance Company and Morgan Stanley Universal
                            Funds, Inc. 4
         (8)(k)             Participation agreement between Annuity Investors
                            Life Insurance Company and Strong Special Fund II,
                            Inc. 4
         (8)(l)             Participation Agreement between Annuity Investors
                            Life Insurance Company and PBHG Insurance Serie
                            Fund, Inc. 4
         (8)(m)             Amended and Restated Agreement between The Dreyfus
                            Corporation and Annuity Investors Life Insurance
                            Company4
         (8)(n)             Service Agreement between Annuity Investors Life
                            Insurance Company and Janus Capital Corporation4
         (8)(o)             Service Agreement between Annuity Investors Life
                            Insurance Company and Strong Capital Management
                            Inc. 5
         (8)(p)             Service Agreement between Annuity Investors Life
                            Insurance Company and Pilgrim Baxter & Associates,
                            Ltd. 5
         (8)(q)             Service Agreement between Annuity Investors Life
                            Insurance Company and Morgan Stanley Asset
                            Management, Inc. 5

         (9)                Opinion and Consent of Counsel.1/


         (10)               Consent of Independent Auditors (filed herewith).


         (11)               No financial statements are omitted from Item 23.

         (12)               Not applicable.

         (13)               Schedule for Computation of Performance Quotations4.

         (14)               Not Applicable


         (15)               Powers of Attorney (filed herewith).